MML Series Investment Fund
Table of Contents

Page
To Our Shareholders	2-11

Statement of Assets and Liabilities as of June 30, 2001	12

MML Money Market Fund
MML Managed Bond Fund
MML Blend Fund
MML Equity Fund

Statement of Operations For the Six Months Ended June 30, 2001	13

MML Money Market Fund
MML Managed Bond Fund
MML Blend Fund
MML Equity Fund

Statement of Changes in Net Assets For the Six Months Ended June 30, 2001 and For the Year Ended December 31, 2000	14

MML Money Market Fund
MML Managed Bond Fund
MML Blend Fund
MML Equity Fund

Financial Highlights

MML Money Market Fund	15
MML Managed Bond Fund	16
MML Blend Fund	17
MML Equity Fund	18

Portfolio of Investments as of June 30, 2001

MML Money Market Fund	19
MML Managed Bond Fund	20-23
MML Blend Fund	24-31
MML Equity Fund	32-33

Notes to Financial Statements	34-40

MML Series Investment Fund – Letter to Shareholders

To Our Shareholders

John V. Murphy

“The Fed aggressively attempted to stimulate the economy as continued economic uncertainty and low Corporate Profits contributed to volatile financial markets in the first half of 2001.”
August 1, 2001

Continued Slowdown Triggers Aggressive Fed Easing

The first half of 2001 brought a continuation of the slowing trends evident in the economy and corporate earnings at the end of the previous year. In one important respect, though, the new year brought with it the winds of change. During the entire second half of 2000, the Federal Reserve Board had watched from the sidelines while growth stocks plunged and the economy staggered to a growth rate of just 1.1% in the fourth quarter. In 2001, the Fed dropped short-term interest rates by half of a percentage point on January 3 and another half-point on January 31. Four more rate reductions followed, leaving the target federal funds rate at 3.75% and the discount rate at 3.25% at the end of June. Two of the interventions—on January 3 and April 18—were surprise moves that occurred between regularly scheduled meetings of the Fed’s Open Market Committee, the body that controls short-term interest rates. For the Greenspan Fed, which for most of its tenure has been known for gradualism in monetary policy, the degree and timing of the cuts were remarkable.

In January, the Fed’s proactive stance on interest rates triggered a rally in growth stocks. However, the advance was tentative and led by the stocks of companies with the shakiest balance sheets, which had the most to gain from a more favorable credit environment. February and March brought sharp and broadly based declines in the popular stock indexes, as economic statistics continued to look bleak and companies preannounced first quarter earnings shortfalls. Industrial production continued its free fall, registering declines in all three months of the first quarter. Falling production of semiconductors, computers, and electronic components accounted for much of the weakness, as manufacturers attempted to keep inventories in line with receding demand. By the time of the Fed’s half-point rate cut on March 20, investors were so demoralized that the primary response was disappointment that the central bank had decided not to trim rates by a larger three-quarters of a percent.

Value stocks outperformed growth shares by a considerable margin during the first quarter, while small-caps beat stocks with larger capitalizations. For example, while the growth-oriented NASDAQ Composite Index and the S&P 500 Index were losing 25.5% and 12.1%, respectively, the Russell 2000 Value Index managed to post a gain of 1.0%.

Growth stocks finally found their footing in April, spurred by bargain-hunting and the Fed’s surprise rate cut on April 18. Growth took over the lead from value, as optimism began to build for a possible recovery later in the year. Despite the temporary euphoria, though, depressed corporate earnings and lagging economic statistics weighed on the market as the second quarter progressed. Retail sales, an important gauge of the consumer’s ability and willingness to spend, registered a weak 0.1% increase in May after climbing a robust 1.4% in April. Consumer spending accounts for approximately two-thirds of total economic activity and is considered vital to the Fed’s efforts to avoid a recession.

Offsetting the negative news to some extent was strong performance in the housing and auto sectors, stabilizing consumer confidence figures, and a jump of 0.5% in the May Index of Leading Economic Indicators, an important barometer of where the economy is headed over the next three to six months. Moreover, the Fed continued to lower interest rates, making its final move of the period—a quarter-point reduction—on June 27. After five half-point moves, June’s smaller decrease was widely interpreted as a signal that the Fed could be nearing the end of its current easing cycle. During the final six weeks of the period, there was listless trading with no sustained trends up or down. Growth stocks held on to most of their gains from April, while value shares made some headway during May and June.

(Continued)

For the entire six-month period, value was the clear winner over growth. The Russell 1000 Value Index, measuring the activity of large-cap value stocks, dipped 1.26%, while the Russell 1000 Growth Index tumbled 14.25%. Small-caps once again were the place to be, as evidenced by the Russell 2000 Value Index’s 12.84% gain during the period. Meanwhile, the Russell 2000 Growth Index was virtually alone among growth-oriented benchmarks in posting a small gain of 0.14% during the period. The venerable Dow Jones Industrial Average fell 1.9%, while the S&P 500 Index gave up 6.7%. The NASDAQ Composite, despite its strong second-quarter performance, still declined 12.4% for the first half.

Bonds Turn In Positive Performance

After a stellar performance in the fourth quarter of 2000, the bond market’s momentum slowed in the new year. Nevertheless, bonds turned in a reasonably good performance that was reflected in the 3.63% gain of the Lehman Brothers Aggregate Bond Index during the first half. Most of the gains came in the first quarter, when the yield curve steepened considerably because of the Fed’s easing. For example, the 2-year Treasury note’s yield declined by 92 basis points in the first quarter, while the 30-year bond was essentially flat at 5.44%. Longer-term yields held steady because of investors’ expectation that sharply falling short-term interest rates would trigger a recovery and possibly higher inflation. Spreads on corporate securities narrowed, and high-yield products had a particularly good three-month performance.

In the second quarter, the yield curve continued to steepen due to downward pressure at the short end. However, this time yields at the long end trended higher, providing a headwind for returns on longer-dated fixed-income securities. Investment-grade corporate spreads continued to narrow, although high-yield securities gave back some of their gains from the first quarter because of increasing concerns about defaults and other credit events. In the final week of the first half, the yield curve flattened a bit when the Fed lowered short-term rates by a quarter-point instead of the half-point investors wanted.

Two Opposing Forces

For the remainder of the year, the markets will likely be subject to a tug of war between the positive effects of lower interest rates and the negative impact of earnings disappointments, corporate layoffs, and other signs of a slower economy. The Fed’s uncharacteristically aggressive approach to monetary policy during the period indicates a desire to turn the economy around without delay, before consumers become discouraged and rein in their spending even more than they have already. On the positive side, cuts in interest rates of the frequency and magnitude we have just witnessed have historically had extremely beneficial effects on both the economy and stock prices over the following 12 to 18 months. Massive overspending in some industries, such as telecommunications equipment, may keep a lid on profits for a while, and it is doubtful that we will soon see a return to the speculative markets of late 1999 and early 2000. However, there should be ample opportunity for investors who maintain a diversified approach to both the equity and fixed-income markets.

John V. Murphy
President
MML Series Investment Fund

MML Money Market Fund

What are the investment objectives and policies for the MML Money Market Fund?
The objectives and policies of the Fund are to:
• maximize current income to the extent consistent with liquidity and the preservation of capital
• invest in a diversified portfolio of money market instruments
• invest in high quality debt instruments with remaining maturity not to exceed 397 days

How did the Fund perform during the first half of 2001?	The Fund’s shares had a net return of 2.25%, lagging the 2.40% return posted by Lipper Taxable Money Market Fund Index.

What was the investment background during the period?
Rapidly slowing economic growth and plunging corporate earnings led the Federal Reserve Board to aggressively lower interest rates. On the second business day of the period, following the release of disappointing news on the National Association of Purchasing Management’s index of manufacturing activity, the Fed surprised investors by cutting short-term interest rates by half of a percentage point. Five additional reductions followed, leaving the target federal funds rate at 3.75% by the end of June, while the discount rate stood at 3.25%. In addition to the January 3 intervention, the Fed also made an unscheduled intervention on April 18. The other Fed moves—on January 31, March 20, May 15, and June 27—were widely expected. With the exception of the quarter-point reduction on June 27, all were half-point cuts.

Meanwhile, the yield on 90-day T-bills, which had been 5.91% on December 29, 2000, fell to 3.66% by June 29 after getting as low as 3.43% on June 26. In addition to falling yields, commercial paper investors had to cope with narrowing spreads, and the two factors combined to create relatively meager yields by the end of June. For example, 60-day yield on Tier 1 commercial paper plunged from 6.65% near the end of 2000 to 3.84% at the end of the period. Money Market yields rose slightly in the final days of the period because many investors had been expecting the Fed’s June 27 quarter-point rate cut to be a half-point, matching its other interventions during the period.

How was the Fund positioned during the period?
The average life of the Fund’s holdings, which normally fluctuates within a few days of our IBC/Donohue Universe benchmark, stayed true to form. In January, for example, the Fund’s average life of 46 days matched that of the benchmark, while June found the Fund’s average life of 56 days slightly longer than the benchmark’s 54 days.

Significantly, our commercial paper holdings fell from 86% of total assets on January 31 to just 53% of assets on June 30. Conversely, the Fund’s holdings of government agency discount securities rose from 14% to 47% over the same period. We made this adjustment for two reasons. First, spreads between Tier 1 commercial paper and agency notes narrowed considerably, with yields on agency paper occasionally exceeding those of commercial paper. Since agency notes are considered safer, there was less incentive for us to accept the additional risk of commercial paper. Under normal circumstances, the Fund invests most of its assets in Tier 1 securities, which have received the highest rating from at least two of the nationally recognized rating agencies and normally offer higher yields than agency paper.

Furthermore, in response to rising credit risk in a deteriorating economy, we made the decision to reduce the concentration of the Fund’s holdings. Whereas formerly we allowed holdings in any one company to reach approximately 5% of the Fund’s assets, we reduced that figure to 2 1 /2%. With a need to spread our commercial paper holdings among more companies, we found it harder to find commercial paper of acceptable quality and value.

What is your outlook?
The Fed’s aggressive easing has yet to bear fruit in the form of a strengthening economy. However, just as there is a lag between policy moves and their effects on the economy when the Fed tightens monetary policy, so there is also a lag when the Fed eases. Thus, the benefits of lower rates might not be evident until the second half of 2001 or possibly later. Moreover, if there is not much

MML Money Market Fund (Continued)

improvement by August, there is a good chance that the Fed will trim rates again, probably by a quarter-point. Furthermore, the income tax rebates recently passed by Congress should help stabilize the economy and increase the chances of a recovery. Economic recovery would help the Fund by increasing the financial stability of companies issuing commercial paper and, depending on the strength of the recovery, could eventually lead to higher yields.

Growth of a $10,000 Investment

Hypothetical Investments in MML Money Market Fund and the Lipper Taxable Money Market Fund Index

MML Series Investment Fund
Total Return
			Five Year	Ten Year
	Year to Date 1/1/01 - 6/30/01	One Year 7/1/00 - 6/30/01	Average Annual 7/1/96 - 6/30/01	Average Annual 7/1/91 - 6/30/01

MML Money Market Fund	2.25%	5.44%	5.19%	4.67%

Lipper Taxable Money Market Fund Index	2.40%	5.53%	5.18%	4.64%

GROWTH OF A $10,000 INVESTMENT FOR THE PAST TEN YEARS

The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Investors should note that the Fund is a professionally managed mutual fund, while the Lipper Taxable Money Market Fund Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. The Fund’s return reflects changes in the net asset value per share without the deduction of any product charges. The inclusion of these charges would have reduced the performance shown here. Past performance is no indication of future results.

MML Managed Bond Fund

What are the investment objectives and policies for the MML Managed Bond Fund?
The objectives and policies of the Fund are to:
• achieve a high total return consistent with prudent investment risk and the preservation of capital
• invest primarily in a diversified portfolio of investment grade, fixed income securities
• match (within 10%) the duration of the Lehman Brothers Aggregate Bond Index.
• diversify investments by industry, sector, maturity, issuer class, and quality sectors to reduce risk of capital erosion

How did the Fund perform during the first half of 2001?	For the six months ending June 30, 2001, the Fund’s shares returned 3.58%, slightly lagging the 3.61% return of the Lehman Brothers Aggregate Bond Index.

What factors influenced the Fund’s performance?
Coming into 2001, it was our view—based on the fact that the economy was rapidly slowing and there was no inflation to speak of—that we would see easing by the Federal Reserve Board. What we didn’t foresee was the aggressiveness of the Fed’s activity. Generally, the Greenspan Fed has favored a policy of gradualism, preferring to err on the side of caution. However, during the first six months of the year, the Fed cut short-term interest rates six times, bringing the target federal funds rate down to 3.75% and the discount rate to 3.25%. The first five reductions were half-point cuts, while the final one on June 27 was a quarter-point reduction. This aggressive easing resulted in a steepening of the yield curve, which graphically represents the yields of comparable securities with different maturities. In addition, we saw spreads narrow, as investors began to feel more optimistic about the economy and consequently demanded a smaller premium for making non-Treasury purchases.

Corporate securities did well in this environment, and we increased the Fund’s corporate holdings during the period from 51.7% of assets at the end of January to 53.5% on June 30. This was part of a campaign to boost the Fund’s corporate holdings that actually began around September of 2000, when clearer signs of a weakening economy began to emerge. Although we evaluate securities using primarily a bottom-up approach, we tended to focus our purchases on cyclical Old Economy sectors such as paper and chemicals—industries that should benefit from a revival of the economy. The other part of our corporate strategy was to go out a bit further on the credit quality spectrum. In a period of narrowing spreads, lower-quality issues will generally outperform those with higher credit ratings. Accordingly, we brought up the Fund’s allocation of BBB securities from 21.2% on January 31 to 24.8% at the end of June. Meanwhile, we reduced AAA-rated holdings from 44.7% to 43.9% over the same period.

While our overall strategy was on target for the investment climate, a number of credit events exerted a drag on performance during the period. We had no defaults, but there were numerous earnings shortfalls. In one case—Crown Cork & Seal—asbestos litigation negatively affected performance. Our long-term confidence in virtually all of these positions remained unshaken, but over the short term there’s no doubt that the Fund’s returns suffered because of them.

Mortgage-backed securities increased too. Why was that?
We boosted mortgage-backed securities from 23.1% at the end of January to 29.3% on June 30. This shift reflected our feeling that after six cuts in interest rates, we were probably nearing the end of the Fed’s easing cycle. Mortgaged-backed securities typically do well in a period of relatively stable interest rates, and it seemed that we might be entering such a period.

What is your outlook?
Uncertainty over corporate earnings and further Fed easing could cause corporate and mortgage spreads to widen somewhat over the near term. However, we would view this development as a buying opportunity. Lower rates combined with a stimulative fiscal policy and declining energy prices should eventually trigger an economic recovery and tighter bond spreads.

Within this context, we have five goals for the second half of the year. First, we’ll look for chances to improve the credit quality of the Fund. We anticipate doing this on a very selective basis—for example, in situations where we can move up in credit quality without giving up much in yield. Second, we plan to review our industry weightings and fine-tune those to agree with our economic outlook. Third, the steep yield curve provides more incentive to push our durations out a little longer to take advantage of the higher yields. Fourth, we would like to continue to benefit from the premiums provided by new bond issues. Finally, we’ll try to add incrementally to our corporate and mortgage holdings in situations where we see real value.

MML Managed Bond Fund (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MML Managed Bond Fund and the Lehman Brothers Aggregate Bond Index

MML Series Investment Fund
Total Return
			Five Year	Ten Year
	Year to Date 1/1/01 - 6/30/01	One Year 7/1/00 - 6/30/01	Average Annual 7/1/96 - 6/30/01	Average Annual 7/1/91 - 6/30/01

MML Managed Bond Fund	3.58%	10.62%	7.15%	7.81%

Lehman Brothers Aggregate Bond Index	3.61%	11.23%	7.48%	7.87%

GROWTH OF A $10,000 INVESTMENT FOR THE PAST TEN YEARS

The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers Aggregate Bond Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. The Fund’s return reflects changes in the net asset value per share without the deduction of any product charges. The inclusion of these charges would have reduced the performance shown here. Past performance is no indication of future results.

MML Blend Fund

What are the investment objectives and policies for the MML Blend Fund?
The objectives and policies of the Fund are to:
•  achieve as high a level of total rate of return over an extended period of time consistent with prudent investment risk and the preservation of capital
•  invest in a diversified portfolio of equity securities, fixed-income securities and money market instruments
•  manage the allocation of investments, under normal circumstances, in three sectors with the following ranges:

Money Market segment no more than 30% of total assets
Bond segment between 20% and 40% of total assets
Equity segment between 50% and 70% of total assets

How did the Fund perform during the first half of 2001?
For the six months ending June 30, 2001, the Fund’s shares returned -4.45%, lagging the -1.60% return of the Lipper Balanced Fund Index, an unmanaged index of stock and bond portfolios. A relatively heavy emphasis on equities during the first quarter was one factor that prevented the Fund from keeping pace with the Lipper index. Another challenge was investors’ rapid rotation back and forth between growth and value stocks.

What was the Fund’s asset allocation during the period?
We increased the Fund’s exposure to stocks and bonds early in the period in response to the Fed’s aggressive lowering of interest rates, which typically has a beneficial effect on stock and bond prices. At the end of December, the Fund’s allocation of stocks, bonds, and money market securities stood at 58%, 23%, and 19%, respectively. By March 31, the Fund’s stock component increased to 60%, while bonds rose to 28%. At the same time, our money market allocation fell to 12%. As the period progressed and the extent of the slowdown became more evident, we tried to give the Fund a more balanced exposure to equities and bonds. Accordingly, on April 6 we decided to shift towards an allocation of 65% stocks, 30% bonds, and 5% money market securities. We continued this trend in June, moving to 63% stocks, 29% bonds, and 8% money market securities and ended the period at approximately those levels.

MML Blend Fund (Continued)

How did the equity portfolio’s quantitative strategy work during the period?
It was not an ideal period for our strategy. While the strategy is very flexible and incorporates both growth and value elements, it does best when there are sustained trends in which one or the other style outperforms. During the first half, growth outperformed in January, value took the lead in February and March, and growth came to the fore again in April. In May and June, performance was more balanced, with neither style clearly beating the other. Part of the problem was the two unscheduled Fed easings on January 3 and April 18, which temporarily boosted growth stocks, especially those with weak balance sheets and the most to gain from easier credit conditions. Under normal circumstances, the stock market is not subject to such frequent and unexpected Fed activity, which allows trends to continue with fewer interruptions. We are still confident that the equities component of the Fund can achieve its goal of beating the S&P 500 Index over the long term.

What factors affected the Fund’s bond portfolio?
Coming into 2001, it was our view—based on the fact that the economy was rapidly slowing and there was no inflation to speak of—that we would see easing by the Federal Reserve Board. What we didn’t foresee was the aggressiveness of the Fed’s activity. Generally, the Greenspan Fed has favored a policy of gradualism, preferring to err on the side of caution. However, during the first six months of the year, the Fed cut short-term interest rates six times, bringing the target federal funds rate down to 3.75% and the discount rate to 3.25%. The first five reductions were half-point cuts, while the final one on June 27 was a quarter-point reduction. This aggressive easing resulted in a steepening of the yield curve, which graphically represents the yields of comparable securities with different maturities. In addition, we saw spreads narrow, as investors began to feel more optimistic about the economy and consequently demanded a smaller premium for making non-Treasury purchases.

Part of our corporate securities strategy was to go out a bit further on the credit quality spectrum. In a period of narrowing spreads, lower-quality issues will generally outperform high-quality securities. Accordingly, we brought up the Fund’s allocation of BBB securities from 24.7% on January 31 to 25.9% at the end of June.

We also boosted mortgage-backed securities from 4.9% at the end of January to 7.4% on June 30. This shift reflected our feeling that after six cuts in interest rates, we were probably nearing the end of the Fed’s easing cycle. Mortgaged-backed securities typically do well in a period of relatively stable interest rates, and it seemed that we might be entering such a period.

While our overall strategy was “right on” for the investment climate, a number of credit events exerted a drag on performance during the period. We had no defaults, but there were numerous earnings shortfalls. In one case—Crown Cork & Seal—asbestos litigation negatively affected performance. Our long-term confidence in virtually all of these positions remained unshaken, but over the short term there’s no doubt that the bond portfolio’s returns suffered because of them.

What is your outlook?
There are two major forces at work on the economy. On the one hand, corporate earnings have deteriorated markedly and have shown few signs of turning around, especially in the technology and telecommunications sectors that led the powerful advance of recent years. The Federal Reserve Board, however, is fighting to revive the economy with easier monetary policy. Lower interest rates increase liquidity in the system by reducing borrowing costs for businesses and consumers.

Fortunately, there is no need for us to try to forecast how this situation will resolve itself. We must simply let our model make the calls on how the portfolio should be structured.

On the bond side, uncertainty over corporate earnings and further Fed easing could cause corporate and mortgage spreads to widen somewhat over the near term. However, we would view this development as a buying opportunity. Lower rates combined with a stimulative fiscal policy and declining energy prices should eventually trigger an economic recovery and tighter bond spreads.

MML Blend Fund (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MML Blend Fund and the corresponding indices

MML Series Investment Fund
Total Return

	Year to Date 1/1/01 - 6/30/01	One Year 7/1/00 - 6/30/01	Five Year Average Annual 7/1/96 - 6/30/01	Ten Year Average Annual 7/1/91 - 6/30/01

MML Blend Fund	-4.45%	-3.95%	6.94%	9.52%

Lipper Balanced Fund Index	-1.60%	-0.97%	10.46%	11.01%

S&P 500 Index	-6.68%	-14.82%	14.48%	15.10%

Lehman Brothers Aggregate Bond Index	3.61%	11.23%	7.48%	7.87%

GROWTH OF A $10,000 INVESTMENT FOR THE PAST TEN YEARS

The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Investors should note that the Fund is a professionally managed mutual fund, while the Lipper Balanced Fund Index, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index are unmanaged and do not incur expenses, and cannot be purchased directly by investors. The Fund’s return reflects changes in the net asset value per share without the deduction of any product charges. The inclusion of these charges would have reduced the performance shown here. Past performance is no indication of future results.

MML Equity Fund

What are the investment objectives and policies for the MML Equity Fund?
The objectives and policies of the Fund are to:
•  achieve a superior total return over an extended period of time from both capital appreciation and current income
•  utilize a value-oriented portfolio strategy in making investment decisions
•  utilize Fundamental analysis to identify companies which
-have opportunities to reinvest future cash flows at superior returns, including retirement of their own shares
-are attractively valued relative to these reinvestment opportunities
-retain durable advantages in strategic positioning within its competitive industry
•  invest in a diversified portfolio of equity securities of larger, well established firms (generally with market capitalization exceeding $2 billion)

How did the Fund perform during the first half of 2001?	For the six months ending June 30, 2001, the Fund’s shares returned -8.17%, trailing the -6.68% return of the S&P 500 Index and the -1.26% mark posted by the Russell 1000 Value Index.

The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with attributes common to the value universe. The Russell 1000 Index tracks the performance of the 1,000 largest U.S. companies based on total market capitalization. The S&P 500 Index is a market capitalization-weighted, unmanaged index of 500 common stocks.

What factors influenced the Fund’s performance?
The Fund lagged the Russell 1000 Value Index for three reasons, the first two of which also contributed to the Fund’s underperformance relative to the S&P 500 Index. First, we overweighted a diverse list of energy holdings. During the closing weeks of the first half of 2001, the political capitulation on California energy policy—the president resorted to price controls for electricity— combined with some short-term negative oil inventory data to knock down our energy holdings by a visible amount. We remain bullish on energy over a one-year horizon. However, in June this position hurt.

Second, throughout the first half the Federal Reserve Board was easing credit aggressively. This backdrop mandated our careful migration towards a more bullish tilt in portfolio construction, reversing our very defensive bias through the second half of 2000. For example, during the period we reduced or eliminated holdings in pharmaceuticals, household products, foods, and telecomm services, including Proctor Gamble, General Mills, Anheuser Busch, American Home Products, and SBC Communications. Funds were reinvested into more cyclical names such as Dow Chemical, News Corp., Weyerhauser, and Eastman Kodak. The shift was executed methodically and was smoothed over the whole period. Still, on balance, the portfolio was getting more bullish during a sharply down market for most of the largest stocks.

Making this portfolio shift too early can look wrong in the short run. It does year-to-date. However, adjusting too late and missing potential upside bursts to equity returns is not a prudent option. The current brew of monetary policy and large uninvested money market balances has very bullish implications for the one- or two-year horizon. We simply must be early to catch any significant advances.

Third, the strongest performance in the Russell 1000 Value Index was not to be found in the largest-capitalization, most liquid stocks typical of those held in the Fund. Smaller was better in this time span. This conclusion is visible most clearly with the S&P MidCap 400’s return of about +1%, versus -6.68% for the S&P 500 Index. By an eye-catching 7.7%, the 500 largest-capitalization stocks were outperformed by the next 400 stocks. Ours is truly a large-cap fund, and a smaller capitalization weight would have done much better in this six-month span.

What is your outlook?
We firmly believe that the Fed’s aggressive actions will turn the economy around before long, and that the primary risk lies in not being positioned accordingly. Cyclical stocks are capable of very sudden, powerful surges, and we could easily miss the heart of a move if we’re not positioned in advance. In addition to much lower interest rates, positive factors include a money supply that is growing at a year-over-year rate of 11%, roughly twice the rates in Europe and Japan. Moreover, we have a very steep yield curve, which means that there is a wide gap between shorter- and longer-term yields. Since banks typically borrow at the short end of the curve and lend at the long end, a steep yield curve provides them with a strong incentive to push money out the door in the form of loans. Thus, investors should find themselves with plenty of cash to invest in financial assets such as stocks and bonds, and consumers should be liquid enough to increase their spending on goods and services. Consumers who are willing and able to spend should contribute to a recovery in corporate profits, a scenario that is bullish for stocks.

MML Equity Fund (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MML Equity Fund and the S&P 500 Index

MML Series Investment Fund
Total Return
	Year to Date 1/1/01 - 6/30/01	One Year 7/1/00 - 6/30/01	Five Year Average Annual 7/1/96 - 6/30/01	Ten Year Average Annual 7/1/91 - 6/30/01

MML Equity Fund	-8.17%	-1.44%	8.49%	11.49%

S&P 500 Index	-6.68%	-14.82%	14.48%	15.10%

GROWTH OF A $10,000 INVESTMENT FOR THE PAST TEN YEARS

The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Investors should note that the Fund is a professionally managed mutual fund, while the S&P 500 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. The Fund’s return reflects changes in the net asset value per share without the deduction of any product charges. The inclusion of these charges would have reduced the performance shown here. Past performance is no indication of future results.

MML Series Investment Fund

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (Unaudited)

	MML Money Market Fund	MML Managed Bond Fund	MML Blend Fund	MML Equity Fund

ASSETS:

Investments, at value (cost $0, $225,033,315, $1,439,893,658, $1,744,583,953, respectively) (Note 2)	$ -	$ 226,397,273	$ 1,499,531,824	$ 1,872,505,172

Short-term investments, at amortized cost (Note 2)	190,494,750	12,832,331	140,473,872	130,398,754

Total Investments	190,494,750	239,229,604	1,640,005,696	2,002,903,926

Cash	3,182	3,649	1,466	47,504,210

Receivables from:

Investments sold	-	2,026,132	14,635,511	5,511,373

Interest and dividends	179	3,133,646	7,460,618	2,590,980

Foreign taxes withheld	-	-	4,615	-

Total assets	190,498,111	244,393,031	1,662,107,906	2,058,510,489

LIABILITIES:

Payables for:

Investments purchased	-	21,882	6,926,234	18,870,325

Dividends (Note 2)	564,020	-	-	-

Settlement of investments purchased on a commitment basis (Note 2)	-	44,738	105,325	-

Securities on loan (Note 2)	-	2,501,500	38,476,512	130,398,754

Directors’ fees and expenses (Note 3)	3,527	4,664	17,322	19,760

Affiliates (Note 3):

Investment management fees	72,353	90,566	492,197	586,332

Accrued expenses and other liabilities	22,421	10,860	146,326	185,949

Total liabilities	662,321	2,674,210	46,163,916	150,061,120

NET ASSETS	$ 189,835,790	$ 241,718,821	$ 1,615,943,990	$ 1,908,449,369

Net assets consist of:

Paid-in capital	$ 190,115,638	$ 239,916,415	$ 1,650,727,871	$ 1,246,372,486

Undistributed net investment income	23,842	3,370,793	10,736,292	28,707,708

Accumulated net realized gain (loss) on investments	(303,690)	(2,887,607)	(105,053,014)	505,447,956

Net unrealized appreciation on investments	-	1,319,220	59,532,841	127,921,219

	$ 189,835,790	$ 241,718,821	$ 1,615,943,990	$ 1,908,449,369

Shares outstanding:	190,131,900	19,621,998	105,590,609	60,586,664

Net asset value, offering price and redemption price per share:	$ 1.00	$ 12.32	$ 15.30	$ 31.50

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2001 (Unaudited)

	MML Money Market Fund	MML Managed Bond Fund	MML Blend Fund	MML Equity Fund

Investment income: (Note 2)

Dividends (net of withholding tax of $0, $0, $34,310, $21,078, respectively)	$ -	$ -	$ 6,909,437	$ 14,372,621

Interest (including securities lending income of $0, $6,222, $59,079, $116,142, respectively)	4,975,099	7,960,437	20,043,009	1,205,627

Total investment income	4,975,099	7,960,437	26,952,446	15,578,248

Expenses: (Note 3)

Investment management fees (Note 3)	447,234	559,095	3,154,051	3,741,553

Custody fees	8,582	-	95,603	121,877

Audit and legal fees	8,315	8,899	75,962	89,197

Shareholder reporting fees	3,521	-	33,896	39,621

Directors’ fees (Note 3)	2,601	3,134	25,407	29,691

Total expenses	470,253	571,128	3,384,919	4,021,939

Net investment income	4,504,846	7,389,309	23,567,527	11,556,309

Realized and unrealized gain (loss):

Net realized gain (loss) on:
Investment transactions	(283,142)	1,439,182	(72,586,551)	218,477,561

Closed futures contracts	-	-	(7,036,106)	-

Net realized gain (loss)	(283,142)	1,439,182	(79,622,657)	218,477,561

Net change in unrealized appreciation (depreciation) on:
Investments	-	(390,339)	(24,432,038)	(405,026,833)

Open futures contracts	-	-	(555,215)	-

Net unrealized loss	-	(390,339)	(24,987,253)	(405,026,833)

Net realized and unrealized gain (loss)	(283,142)	1,048,843	(104,609,910)	(186,549,272)

Net increase (decrease) in net assets resulting from operations	$4,221,704	$8,438,152	$ (81,042,383)	$(174,992,963)

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund

STATEMENT OF CHANGES IN NET ASSETS

	Six months ended June 30, 2001 (Unaudited)				Year ended December 31, 2000
	MML Money Market Fund	MML Managed Bond Fund	MML Blend Fund	MML Equity Fund	MML Money Market Fund	MML Managed Bond Fund	MML Blend Fund	MML Equity Fund
Increase (Decrease) in Net Assets:
Operations:

Net investment income	$ 4,504,846	$ 7,389,309	$ 23,567,527	$ 11,556,309	$ 10,938,559	$ 14,489,944	$ 71,256,671	$ 34,431,587

Net realized gain (loss) on investment transactions and futures contracts	(283,142)	1,439,182	(79,622,657)	218,477,561	-	(1,972,080)	509,414,996	462,024,490

Net change in unrealized appreciation (depreciation) on investments and futures contracts	-	(390,339)	(24,987,253)	(405,026,833)	-	10,895,757	(587,509,820)	(461,495,359)

Net increase (decrease) in net assets resulting from operations	4,221,704	8,438,152	(81,042,383)	(174,992,963)	10,938,559	23,413,621	(6,838,153)	34,960,718

Distributions to shareholders: (Note 2)

From net investment income:	(4,504,846)	(5,721,421)	(20,567,074)	-	(10,938,559)	(12,610,230)	(63,377,558)	(17,338,918)

From net realized gains:	-	-	(266,617,010)	-	-	-	(267,204,540)	(175,054,095)

Net fund share transactions (Note 5)	8,110,437	6,570,772	148,074,965	(97,298,575)	(18,561,416)	(18,281,635)	(462,805,093)	(409,982,131)

Total increase (decrease) in net assets	7,827,295	9,287,503	(220,151,502)	(272,291,538)	(18,561,416)	(7,478,244)	(800,225,344)	(567,414,426)

NET ASSETS:
Beginning of period	182,008,495	232,431,318	1,836,095,492	2,180,740,907	200,569,911	239,909,562	2,636,320,836	2,748,155,333

End of period	$ 189,835,790	$ 241,718,821	$ 1,615,943,990	$ 1,908,449,369	$ 182,008,495	$ 232,431,318	$ 1,836,095,492	$ 2,180,740,907

Undistributed net investment income included in net assets at end of period	$ 23,842	$ 3,370,793	$ 10,736,292	$ 28,707,708	$ 23,842	$ 1,924,723	$ 7,989,403	$ 17,151,399

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	MML MONEY MARKET FUND

	Six months ended 6/30/01 (Unaudited)		Year ended 12/31/00	Year ended 12/31/99	Year ended 12/31/98	Year ended 12/31/97	Year ended 12/31/96
Net asset value, beginning of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income (loss) from investment operations:

Net investment income	0.02		0.06	0.05	0.50	0.05	0.05

Net realized and unrealized loss on investments	(0.00	)***	-	-	-	-	-

Total income from investment operations	0.02		0.06	0.05	0.50	0.05	0.05

Less distributions to shareholders:

From net investment income	(0.02)		(0.06)	(0.05)	(0.50)	(0.05)	(0.05)

Net asset value, end of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return @	2.25%	**	6.03%	4.78%	5.16%	5.18%	5.01%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$189,836		$182,008	$200,570	$178,434	$141,165	$145,231

Net expenses to average daily net assets	0.50%	*	0.51%	0.50%	0.49%	0.52%	0.52%

Net investment income to average daily net assets	4.80%	*	5.86%	4.68%	5.05%	5.07%	4.92%

*	Annualized
**	Percentage represents results for the period and are not annualized.
***	Net realized and unrealized loss on investments is less than $0.01 per share.
@
Total Return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related to insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period) (Continued)

	MML MANAGED BOND FUND

	Six months ended 6/30/01 + (Unaudited)		Year ended 12/31/00	Year ended 12/31/99	Year ended 12/31/98	Year ended 12/31/97	Year ended 12/31/96

Net asset value, beginning of period	$ 12.19		$ 11.61	$ 12.60	$ 12.41	$ 12.05	$ 12.45

Income (loss) from investment operations:

Net investment income	0.38	***	0.77 ***	0.75	0.76	0.80	0.78

Net realized and unrealized gain (loss) on investments	0.05		0.50	(0.98)	0.24	0.36	(0.40)

Total income (loss) from investment operations	0.43		1.27	(0.23)	1.00	1.16	0.38

Less distributions to shareholders:

From net investment income	(0.30)		(0.69)	(0.76)	(0.75)	(0.80)	(0.78)

From net realized gains	-		-	-	(0.06)	-	-

Total distributions	(0.30)		(0.69)	(0.76)	(0.81)	(0.80)	(0.78)

Net asset value, end of period	$ 12.32		$ 12.19	$ 11.61	$ 12.60	$ 12.41	$ 12.05

Total Return @	3.58%	**	11.19%	(1.83)%	8.14%	9.91%	3.25%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$241,719		$232,431	$239,910	$254,109	$205,316	$181,572

Net expenses to average daily net assets	0.48%	*	0.49%	0.50%	0.48%	0.47%	0.51%

Net investment income to average daily net assets	6.22%	*	6.54%	6.19%	6.07%	6.06%	6.54%

Portfolio turnover rate	32%	**	20%	41%	41%	42%	46%

*	Annualized
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
@
Total Return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related to insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

+
The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the period ended June 30, 2001 was a decrease to net investment income per share of $0.01, an increase to net realized and unrealized gains and losses per share of $0.01 and a decrease of the ratio of net investment income to average net assets from 6.34% to 6.22%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period) (Continued)

	MML BLEND FUND

	Six months ended 6/30/01 + (Unaudited)	Year ended 12/31/00	Year ended 12/31/99	Year ended 12/31/98	Year ended 12/31/97	Year ended 12/31/96
Net asset value, beginning of period	$ 19.51	$ 23.51	$ 25.08	$ 24.08	$ 21.97	$ 20.52

Income (loss) from investment operations:

Net investment income	0.24 ***	0.76 ***	0.84	0.42	0.84	0.82

Net realized and unrealized gain (loss) on investments	(4.10)	(0.73)	(1.13)	2.36	3.69	1.99

Total income (loss) from investment operations	(3.86)	0.03	(0.29)	2.78	4.53	2.81

Less distributions to shareholders:

From net investment income	(0.23)	(0.70)	(0.84)	(0.42)	(0.84)	(0.82)

From net realized gains	(0.12)	(3.33)	(0.44)	(1.36)	(1.58)	(0.54)

Total distributions	(0.35)	(4.03)	(1.28)	(1.78)	(2.42)	(1.36)

Net asset value, end of period	$ 15.30	$ 19.51	$ 23.51	$ 25.08	$ 24.08	$ 21.97

Total Return @	(4.45)% **	0.02%	(1.24)%	13.56%	20.89%	13.95%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$ 1,615,944	$ 1,836,095	$ 2,636,321	$ 2,814,689	$ 2,471,827	$ 2,093,990

Net expenses to average daily net assets	0.40% *	0.39%	0.38%	0.37%	0.38%	0.38%

Net investment income to average daily net assets	2.81% *	3.30%	3.34%	3.43%	3.56%	3.87%

Portfolio turnover rate	41% **	103%	21%	29%	21%	19%

*	Annualized
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
@
Total Return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

+
The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the period ended June 30, 2001 was a decrease to net investment income per share of $0.001, an increase to net realized and unrealized gains and losses per share of $0.001 and a decrease of the ratio of net investment income to average net assets from 2.83% to 2.81%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period) (Continued)

	MML EQUITY FUND

	Six months ended 6/30/01 (Unaudited)		Year ended 12/31/00	Year ended 12/31/99	Year ended 12/31/98	Year ended 12/31/97	Year ended 12/31/96

Net asset value, beginning of period	$ 34.30		$ 36.56	$ 39.20	$ 35.44	$ 29.79	$ 25.92

Income (loss) from investment operations:

Net investment income	0.19	***	0.53 ***	0.71	0.72	0.71	0.70

Net realized and unrealized gain (loss) on investments	(2.99)		0.53	(2.21)	5.02	7.80	4.56

Total income (loss) from investment operations	(2.80)		1.06	(1.50)	5.74	8.51	5.26

Less distributions to shareholders:

From net investment income	-		(0.30)	(0.71)	(0.72)	(0.71)	(0.70)

From net realized gains	-		(3.02)	(0.43)	(1.26)	(2.15)	(0.69)

Total distributions	-		(3.32)	(1.14)	(1.98)	(2.86)	(1.39)

Net asset value, end of period	$ 31.50		$ 34.30	$ 36.56	$ 39.20	$ 35.44	$ 29.79

Total Return @	(8.17)%	**	2.86%	(3.82)%	16.20%	28.59%	20.25%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$1,908,449		$2,180,741	$2,748,155	$2,938,107	$2,363,441	$1,701,998

Net expenses to average daily net assets	0.40%	*	0.40%	0.37%	0.37%	0.35%	0.38%

Net investment income to average daily net assets	1.15%	*	1.47%	1.78%	1.95%	2.03%	2.65%

Portfolio turnover rate	45%	**	69%	16%	14%	15%	11%

*	Annualized
**	Percentage represents results for the period and are not annualized.
***	Per share amount calculated on the average shares method.
@
Total Return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

MML Money Market Fund

PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)

	Principal Amount	Market Value

SHORT-TERM INVESTMENTS - 100.3%
Commercial Paper - 53.1%
Alcoa, Inc.
3.720% 08/17/2001	$ 4,400,000	$ 4,378,176
BellSouth Corp.
3.800% 08/03/2001	3,100,000	3,088,874
Bemis Co., Inc.
3.970% 07/10/2001	4,700,000	4,694,817
Caterpillar Financial Services Corp.
3.720% 09/13/2001	3,800,000	3,770,550
The CIT Group, Inc.
3.730% 09/21/2001	3,780,000	3,747,493
The CIT Group, Inc.
3.850% 09/25/2001	865,000	856,952
Colgate-Palmolive Co.
3.700% 08/07/2001	3,400,000	3,386,721
Duke Energy Corp.
3.880% 07/20/2001	4,900,000	4,889,438
E. I. du Pont de Nemours and Co.
3.850% 08/21/2001	1,310,000	1,302,715
General Electric Capital Corp.
4.630% 07/02/2001	3,680,000	3,679,054
The Gillette Co.
3.820% 08/21/2001	435,000	432,600
The Gillette Co.
3.940% 08/10/2001	1,155,000	1,149,817
The Gillette Co.
4.720% 08/21/2001	2,800,000	2,780,910
Hershey Foods Corp.
3.720% 07/25/2001	4,750,000	4,737,729
Household Finance Corp.
3.690% 08/13/2001	1,700,000	1,692,333
Illinois Tool Works
4.230% 07/03/2001	3,650,000	3,648,714
Kimberly-Clark Corp.
3.930% 07/17/2001	4,140,000	4,132,317
Minnesota Mining & Manufacturing Co.
3.680% 08/24/2001	4,515,000	4,489,616

	Principal Amount	Market Value

Northern Illinois Gas Co.
3.570% 03/19/2002	$ 4,425,000	$ 4,310,031
NSTAR
4.430% 07/12/2001	5,000,000	4,992,617
Pfizer, Inc.
3.610% 07/27/2001	2,600,000	2,592,960
The Procter & Gamble Co.
3.860% 07/13/2001	4,200,000	4,194,146
Textron Financial Corp.
3.770% 07/31/2001	4,750,000	4,734,580
Toyota Motor Credit Corp.
3.600% 08/15/2001	3,900,000	3,882,060
Toyota Motor Credit Corp.
3.750% 07/27/2001	830,000	827,666
United Parcel Service, Inc.
3.690% 07/05/2001	4,750,000	4,747,566
Verizon Network Funding Corp.
4.180% 07/26/2001	4,650,000	4,635,962
The Walt Disney Co.
3.600% 08/31/2001	4,780,000	4,750,364
Wisconsin Electric Power Co.
3.930% 07/09/2001	4,330,000	4,325,746

		100,852,524

Discount Notes - 47.2%
Federal Farm Credit Bank
3.820% 09/14/2001	4,655,000	4,617,460
Federal Farm Credit Bank
3.920% 07/16/2001	3,140,000	3,134,529
Federal Farm Credit Bank
4.570% 11/26/2001	4,445,000	4,360,924
Federal Home Loan Bank
4.140% 07/06/2001	3,075,000	3,072,879
Federal Home Loan Bank
4.580% 07/13/2001	7,195,000	7,183,100
Federal Home Loan Mortgage Corp.
3.560% 10/12/2001	5,350,000	5,294,978
Federal Home Loan Mortgage Corp.
3.710% 11/08/2001	3,845,000	3,793,091

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp.
3.740% 08/09/2001	$ 2,665,000	$ 2,653,925
Federal Home Loan Mortgage Corp.
3.780% 12/14/2001	4,045,000	3,974,071
Federal Home Loan Mortgage Corp.
3.820% 07/24/2001	3,195,000	3,186,864
Federal Home Loan Mortgage Corp.
3.860% 12/06/2001	5,150,000	5,062,201
Federal Home Loan Mortgage Corp.
3.870% 08/23/2001	6,700,000	6,661,106
Federal Home Loan Mortgage Corp.
4.360% 10/11/2001	6,475,000	6,394,228
Federal Home Loan Mortgage Corp.
4.580% 07/11/2001	3,770,000	3,764,724
Federal National Mortgage Association
3.520% 09/20/2001	4,680,000	4,642,477
Federal National Mortgage Association
3.570% 07/18/2001	3,980,000	3,972,896
Federal National Mortgage Association
3.610% 08/14/2001	2,965,000	2,951,620
Federal National Mortgage Association
3.710% 09/06/2001	4,960,000	4,925,242
Federal National Mortgage Association
3.850% 10/04/2001	3,330,000	3,295,812
Federal National Mortgage Association
4.130% 07/19/2001	4,500,000	4,490,191
Federal National Mortgage Association
4.210% 10/04/2001	2,235,000	2,209,908

		89,642,226

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)*		190,494,750

TOTAL INVESTMENTS - 100.3%
Other Assets/(Liabilities) - (0.3%)		(658,960)

NET ASSETS - 100.0%		$189,835,790

Notes to Portfolio of Investments

*	Aggregate cost for Federal tax purposes. (Note 7).
The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund

PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)

	Principal Amount	Market Value

BONDS & NOTES - 93.7%

Asset Backed Securities - 4.5%
America West Airlines, Inc. 1996-1, Class A
6.850% 01/02/2011	$ 1,615,675	$ 1,621,992
California Infrastructure SCE-1, 1997-1, Class A5
6.280% 09/25/2005	300,000	306,452
California Infrastructure SDG&E-1, 1997-1, Class A5
6.190% 09/25/2005	250,000	254,540
Case Equipment Loan Trust 1998-A, Class A4
5.830% 02/15/2005	505,823	507,019
Chase Manhattan Auto Owner Trust 1998-A, Class A4
5.800% 12/16/2002	708,160	712,208
Chase Manhattan RV Owner Trust 1997-A, Class A7
6.140% 10/16/2006	335,834	336,454
Conseco Finance Securitizations Corp. Series 2001-1, Class A4
6.210% 07/01/2032	925,000	915,353
Metlife Capital Equipment Loan Trust Series 1997-A, Class A
6.850% 05/20/2008	701,760	718,310
Peco Energy Transition Trust Series 1999-A, Class A6
6.050% 03/01/2009	1,000,000	1,003,443
Peco Energy Transition Trust Series 1999-A, Class A7
6.130% 03/01/2009	500,000	496,732
Premier Auto Trust Series 1998-4, Class A3
5.690% 06/08/2002	137,791	137,906
Premier Auto Trust Series 1998-5, Class A3
5.070% 07/08/2002	114,520	114,724
Railcar Trust No. 1992-1, Class A
7.750% 06/01/2004	800,200	830,456

	Principal Amount	Market Value

Rental Car Finance Corp. Series 1999-1A, Class A†
5.900% 02/25/2007	$ 750,000	$ 749,841
Textron Financial Corp. Series 1998-A, Class A2†
5.890% 01/15/2005	918,940	927,165
Travelers Funding Limited Series 1A, Class A1†
6.300% 02/18/2014	1,400,000	1,279,264

Total Asset Backed Securities
(Cost $10,991,604)		10,911,859

CORPORATE DEBT - 54.0%
AirTouch Communications, Inc.
7.500% 07/15/2006	1,500,000	1,586,730
Alcan Aluminum Limited
6.250% 11/01/2008	800,000	788,663
American Airlines 1994-A Pass Through Trusts, Class A4*
9.780% 11/26/2011	1,508,056	1,623,739
American General Finance Corp.
5.750% 11/01/2003	1,000,000	1,013,070
Arrow Electronics, Inc.
8.700% 10/01/2005	900,000	913,501
Associates Corp. of North America*
7.875% 09/30/2001	2,000,000	2,017,300
AT&T—Liberty Media Group
8.250% 02/01/2030	1,000,000	859,853
AT&T Wireless Group†
7.350% 03/01/2006	1,250,000	1,277,313
Atlantic Richfield Series MTNB
7.770% 02/13/2002	3,000,000	3,062,634
Avnet, Inc.
8.200% 10/17/2003	800,000	810,992
Barrick Gold Corp.
7.500% 05/01/2007	2,000,000	2,046,180
BHP Finance (USA) Limited
6.420% 03/01/2026	2,000,000	2,030,820
Boeing Capital Corp.
7.100% 09/27/2005	650,000	681,323
Boston Scientific Corp.
6.625% 03/15/2005	2,500,000	2,415,000
Capitol Records, Inc.†
8.375% 08/15/2009	2,000,000	2,133,106

	Principal Amount	Market Value

Champion International Corp.
6.400% 02/15/2026	$ 1,500,000	$ 1,493,580
The CIT Group, Inc.
5.625% 10/15/2003	1,000,000	1,005,140
CNF, Inc.
8.875% 05/01/2010	600,000	630,859
The Columbia Gas System, Inc.
6.610% 11/28/2002	2,000,000	2,036,740
Comcast Cable Communications, Inc.
8.375% 05/01/2007	1,250,000	1,361,812
Commercial Credit Co.*
7.750% 03/01/2005	3,000,000	3,188,370
Computer Sciences Corp.
6.750% 06/15/2006	1,250,000	1,247,787
ConAgra, Inc.
7.000% 10/01/2028	1,250,000	1,161,187
Continental Airlines, Inc., Series 1996-2B
8.560% 07/02/2014	850,429	895,305
Continental Airlines, Inc., Series 1996-B
7.820% 10/15/2013	1,256,393	1,302,683
Crown Cork & Seal Co., Inc.
7.125% 09/01/2002	1,300,000	754,000
CSX Corp.
7.050% 05/01/2002	1,000,000	1,015,940
CSX Corp.
7.250% 05/01/2027	2,000,000	2,060,320
Dominion Resources, Inc.
7.820% 09/15/2004	1,000,000	1,047,130
Donnelley (R.R.) & Sons Co.
6.625% 04/15/2029	1,000,000	865,380
Dover Corp.
6.250% 06/01/2008	750,000	735,607
DPL, Inc.
8.250% 03/01/2007	1,000,000	1,029,320
Duke Capital Corp.
7.500% 10/01/2009	800,000	834,808
Duke Energy Field Services Corp.
7.875% 08/16/2010	800,000	838,312
Ecolab, Inc.
6.875% 02/01/2011	1,100,000	1,068,188

(Continued)
The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund

PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)

	Principal Amount	Market Value

Emerald Investment Grade CBO Limited†
7.210% 05/24/2011	$ 1,000,000	$ 1,000,000
Enterprise Products Operating LP
7.500% 02/01/2011	1,175,000	1,171,017
ERAC USA Finance Co.†
6.750% 05/15/2007	2,000,000	1,959,100
Exxon Mobil Corp.*
8.625% 08/15/2021	2,000,000	2,384,740
FBG Finance Limited†
7.875% 06/01/2016	1,250,000	1,308,912
Ford Motor Co.
7.450% 07/16/2031	796,000	764,900
Ford Motor Credit Corp.
7.375% 10/28/2009	1,000,000	1,010,720
General American Transportation Corp.
6.750% 03/01/2006	2,000,000	1,895,840
General Electric Capital Corp.
8.750% 05/21/2007	1,000,000	1,143,820
General Mills, Inc.
8.900% 06/15/2006	1,000,000	1,133,770
Goodyear Tire & Rubber Co.
8.500% 03/15/2007	1,300,000	1,354,610
Heller Financial, Inc.
6.400% 01/15/2003	1,150,000	1,172,793
Heller Financial, Inc.
7.375% 11/01/2009	1,000,000	1,029,560
Hershey Foods Corp.*
7.200% 08/15/2027	1,500,000	1,505,460
Houghton Mifflin Co.
7.000% 03/01/2006	550,000	552,915
ICI Wilmington, Inc.
7.050% 09/15/2007	750,000	746,557
IMC Global, Inc.
6.625% 10/15/2001	1,000,000	992,630
Imcera Group, Inc.
6.000% 10/15/2003	2,000,000	2,019,400
Ingersoll-Rand Co.
5.750% 02/14/2003	1,200,000	1,210,428
Interpool, Inc.
7.350% 08/01/2007	500,000	437,430
Interpublic Group of Companies, Inc.
7.875% 10/15/2005	1,200,000	1,249,476

	Principal Amount	Market Value

Jet Equipment Trust Series 1995-A†
8.235% 11/01/2012	$ 1,700,791	$ 1,799,061
KeySpan Gas East Corp. Series MTNA
6.900% 01/15/2008	1,105,000	1,116,538
Kimco Realty Corp. Series MTNB
7.860% 11/01/2007	1,100,000	1,143,327
Koninklijke KPN NV
8.000% 10/01/2010	950,000	911,117
The Kroger Co.
7.000% 05/01/2018	500,000	473,525
Lasmo (USA), Inc.
6.750% 12/15/2007	2,000,000	2,072,090
Leucadia National Corp.*
7.750% 08/15/2013	2,000,000	1,902,880
Marriott International, Inc. Series E†
7.000% 01/15/2008	1,250,000	1,253,620
Marsh & McLennan Companies, Inc.
7.125% 06/15/2009	750,000	758,014
Masco Corp.
6.750% 03/15/2006	1,230,000	1,236,268
Meritor Automotive, Inc.
6.800% 02/15/2009	1,000,000	868,140
Millipore Corp.
7.500% 04/01/2007	1,000,000	961,810
Morgan Stanley Dean Witter & Co.
5.625% 01/20/2004	1,300,000	1,308,307
Newmont Mining Corp.*
8.625% 04/01/2002	2,000,000	2,039,500
News America Holdings, Inc.
9.250% 02/01/2013	2,000,000	2,251,020
Norfolk Southern Corp.
7.050% 05/01/2037	2,500,000	2,557,050
Nortel Networks Limited
6.125% 02/15/2006	1,240,000	1,061,837
Pepsi Bottling Holdings, Inc.†
5.625% 02/17/2009	700,000	672,096
Progress Energy, Inc.
6.550% 03/01/2004	745,000	759,364
Qwest Capital Funding, Inc.†
7.750% 02/15/2031	1,200,000	1,177,060

	Principal Amount	Market Value

Raytheon Co.
6.750% 08/15/2007	$ 500,000	$ 484,510
Reliant Energy Resources Corp. Series B
8.125% 07/15/2005	1,235,000	1,282,722
Republic Services, Inc.
7.125% 05/15/2009	1,000,000	989,486
Ryder System, Inc.
6.600% 11/15/2005	750,000	718,087
Scholastic Corp.
7.000% 12/15/2003	1,500,000	1,539,165
The Schwab (Charles) Corp.
6.250% 01/23/2003	2,000,000	2,027,993
Sealed Air Corp.†
8.750% 07/01/2008	630,000	613,544
Sears, Roebuck Acceptance Corp.
6.750% 09/15/2005	1,500,000	1,510,935
Simon Property Group LP
7.375% 01/20/2006	1,000,000	1,008,763
Southern Natural Gas Co.
7.350% 02/15/2031	800,000	738,064
Sprint Capital Corp.
6.125% 11/15/2008	750,000	688,455
Sprint Capital Corp.
6.900% 05/01/2019	750,000	655,072
Sprint Capital Corp.
7.125% 01/30/2006	865,000	870,943
Sunoco, Inc.
6.750% 04/01/2011	600,000	586,188
SuperValu, Inc.*
7.875% 08/01/2009	1,000,000	933,756
Telefonica Europe BV
7.350% 09/15/2005	1,000,000	1,040,208
Temple-Inland, Inc. Series MTND
8.125% 12/15/2006	600,000	648,114
Thomas & Betts Corp.*
8.250% 01/15/2004	1,500,000	1,282,500
Time Warner Companies, Inc.
7.570% 02/01/2024	1,500,000	1,484,205
Time Warner, Inc. Pass-Thru Asset Trust 1997-1†
6.100% 12/30/2001	500,000	504,000
Times Mirror Co.
7.450% 10/15/2009	1,300,000	1,331,907

(Continued)
The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund

PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)

	Principal Amount	Market Value

TRW, Inc.
8.750% 05/15/2006	$ 2,000,000	$ 2,152,696
Tyco International Group SA
6.250% 06/15/2003	1,100,000	1,115,762
Union Tank Car Co.
6.790% 05/01/2010	2,000,000	1,910,383
United Air Lines, Inc.
10.110% 02/19/2006	306,490	324,034
US Airways, Inc., Class B
7.500% 04/15/2008	889,447	846,611
Vulcan Materials Co.
6.000% 04/01/2009	800,000	750,402
WorldCom, Inc.
8.250% 05/15/2031	1,000,000	977,060
WPP Finance (USA) Corp.
6.625% 07/15/2005	1,100,000	1,089,376

Total Corporate Debt
(Cost $130,497,337)		130,304,335

Non-U.S. Government Agency Obligations - 3.3%
Asset Securitization Corp. Series 1995-MD4, Class A1
7.100% 08/13/2029	2,137,501	2,219,865
CS First Boston Mortgage Securities Corp. Series 1998-C2, Class A1
5.960% 12/15/2007	844,238	846,386
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A1
6.310% 11/15/2026	1,250,724	1,258,091
Residential Funding Mortgage Securities I Series 1998-S9, Class 1A1
6.500% 04/25/2013	506,079	506,868
Salomon Brothers Mortgage Securities 1997-TZH, Class B†
7.491% 03/25/2022	1,250,000	1,286,125
Starwood Commercial Mortgage Trust Series 1999-C1A, Class B†
6.920% 02/05/2009	1,000,000	997,146

	Principal Amount	Market Value

Structured Asset Securities Corp. Series 1998-ALS2, Class 1A
6.750% 03/25/2029	$ 900,533	$ 903,910

Total Non-U.S. Government Agency Obligations
(Cost $8,050,544)		8,018,391

U.S. Government Agency Obligations - 22.9%
Federal Home Loan Mortgage Corporation (FHLMC) - 3.5%
Collateralized Mortgage Obligations - 1.2%
FHLMC Series 1322, Class G
7.500% 02/15/2007	455,880	462,718
FHLMC Series 1460, Class H
7.000% 05/15/2007	2,000,000	2,052,500
FHLMC Series W067, Class A
6.420% 12/01/2005	331,296	338,916

		2,854,134

Pass-Through Securities - 2.3%
FHLMC 7.500%
10/01/2030-03/01/2031	4,428,789	4,521,484
FHLMC
8.000% 03/01/2027	1,055,344	1,091,944
FHLMC
9.000% 03/01/2017	50,432	53,867

		5,667,295

		8,521,429

Federal National Mortgage Association (FNMA) - 9.9%
Collateralized Mortgage Obligations - 4.3%
FNMA Series 1993-186, Class G
6.250% 03/25/2008	1,943,381	1,968,878
FNMA Series 1993-221, Class D
6.000% 12/25/2008	1,000,000	1,014,680

	Principal Amount	Market Value

FNMA Series 1993-231, Class M
6.000% 12/25/2008	$ 3,322,000	$ 3,366,614
FNMA Series 1996-54, Class C
6.000% 09/25/2008	4,000,000	4,028,720

		10,378,892

Pass-Through Securities - 5.6%
FNMA
6.000% 11/01/2028	1,666,128	1,604,949
FNMA 7.000%
03/01/2031-04/01/2031	7,323,288	7,355,291
FNMA 7.500%
08/01/2029-04/01/2030	3,747,782	3,823,899
FNMA 8.000%
12/01/2029-05/01/2030	664,602	686,409
FNMA
9.000% 05/01/2009	108,447	114,928

		13,585,476

		23,964,368

Government National Mortgage Association (GNMA) - 9.5%
Pass-Through Securities
GNMA 6.500%
05/15/2023-11/15/2028	9,403,220	9,322,836
GNMA 7.000%
09/15/2023-09/15/2029	6,131,846	6,192,572
GNMA 7.250%
11/20/2021-01/20/2022	2,185,988	2,220,068
GNMA 7.500%
03/15/2017-06/15/2024	2,412,020	2,488,057
GNMA 7.625%
11/20/2025-11/20/2027	360,856	372,001
GNMA 8.000%
12/15/2003-04/15/2008	2,206,835	2,314,587

		22,910,121

Total U.S. Government Agency Obligations
(Cost $54,772,150)		55,395,918

(Continued)
The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund

PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)

	Principal Amount	Market Value

U.S. Treasury Obligations - 9.0%
U.S. Treasury Bonds - 4.3%
U.S. Treasury Bond
7.125% 02/15/2023	$ 1,000,000	$ 1,146,560
U.S. Treasury Bond
7.500% 11/15/2016	7,850,000	9,145,250

		10,291,810

U.S. Treasury Strips - 4.7%
U.S. Treasury Strip— Principal Only
0.000% 05/15/2016	28,000,000	11,474,960

Total U.S. Treasury Obligations
(Cost $20,721,680)		21,766,770

TOTAL BONDS & NOTES
(Cost $225,033,315)		226,397,273

SHORT-TERM INVESTMENTS - 5.3%
Cash Equivalents - 1.0%
AT&T**
3.980% 07/19/2001	118,958	118,958
Banc One Bank Note**
4.060% 07/02/2001	44,609	44,609
Fleet National Bank Note**
4.210% 10/31/2001	70,770	70,770
GMAC Bank Note**
4.110% 03/08/2002	74,349	74,349
Merrill Lynch Bank Note**
3.940% 04/05/2002	104,089	104,089
Merrimac Money Market Fund**
4.120% 07/02/2001	1,434,454	1,434,454
Morgan Stanley Dean Witter & Co.**
3.960% 07/16/2001	44,609	44,609

	Principal Amount	Market Value

Morgan Stanley Dean Witter & Co.**
3.980% 09/14/2001	$ 89,219	$ 89,219
Provident Institutional Money Market Fund**
4.000% 07/02/2001	297,396	297,396
Royal Bank of Canada Eurodollar Time Deposit**
4.000% 07/02/2001	223,047	223,047

		2,501,500

Commercial Paper - 4.3%
Enron Corp.
4.130% 07/05/2001	3,230,000	3,228,147
KeySpan Corp.
3.830% 07/02/2001	1,070,000	1,069,772
Solutia, Inc.
4.050% 07/18/2001	3,000,000	2,993,925
TRW, Inc.
4.000% 07/03/2001	3,040,000	3,038,987

		10,330,831

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)		12,832,331

TOTAL INVESTMENTS - 99.0%
(Cost $237,865,646)***		239,229,604
Other Assets/(Liabilities) - 1.0%		2,489,217

NET ASSETS - 100.0%		$ 241,718,821

Notes to Portfolio of Investments

*	All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).

**	Represents investment of security lending collateral. (Note 2).

***	Aggregate cost for Federal tax purposes. (Note 7).

†	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

MML Blend Fund

PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)

	Number of Shares	Market Value

EQUITIES - 63.6%

Advertising - 0.1%
Interpublic Group of Companies, Inc.	29,200	$ 857,020
Omnicom Group, Inc.	16,200	1,393,200

		2,250,220

Aerospace & Defense - 0.9%
Boeing Co.	89,000	4,948,400
General Dynamics Corp.	23,700	1,844,097
Goodrich (B.F.) Co.	9,700	368,406
Honeywell International, Inc.	76,987	2,693,775
Lockheed Martin Corp.	91,900	3,404,895
Northrop Grumman Corp.	7,900	632,790
Raytheon Co.*	31,400	833,670
TRW, Inc.	12,900	528,900

		15,254,933

Air Transportation - 0.1%
Delta Air Lines, Inc.	11,300	498,104
Southwest Airlines Co.	78,200	1,445,918

		1,944,022

Apparel, Textiles & Shoes - 0.5%
Gap, Inc.	29,956	868,724
Liz Claiborne, Inc.	6,800	343,060
The Limited, Inc.	16,500	272,580
Nike, Inc. Cl. B	27,100	1,137,929
Reebok International Limited*	7,068	225,823
VF Corp.	123,400	4,489,292

		7,337,408

Automotive & Parts - 1.1%
Cooper Tire & Rubber Co.	7,500	106,500
Dana Corp.	6,100	142,374
Delphi Automotive Systems Corp.	68,900	1,097,577
Ford Motor Co.	246,309	6,046,886
General Motors Corp.	120,500	7,754,175
Genuine Parts Co.	18,100	570,150
Harley-Davidson, Inc.	8,800	414,304
Navistar International Corp.*	6,100	171,593

	Number of Shares	Market Value

Paccar, Inc.	7,900	$ 406,218
Visteon Corp.	20,700	380,466

		17,090,243

Banking, Savings & Loans - 7.3%
Amsouth Bancorp.	34,900	645,301
Bank of America Corp.	153,600	9,220,608
Bank of New York Co., Inc.	70,000	3,360,000
Bank One Corp.	33,100	1,184,980
BB&T Corp.	36,800	1,350,560
Capital One Financial Corp.	76,100	4,566,000
Charter One Financial, Inc.	20,700	660,330
Citigroup, Inc.	470,085	24,839,291
Comerica, Inc.	14,400	829,440
Federal Home Loan Mortgage Corp.	72,900	5,103,000
Federal National Mortgage Association	95,100	8,097,765
Fifth Third Bancorp	46,966	2,820,308
First Union Corp.	97,000	3,389,180
Fleet Boston Financial Corp.	107,474	4,239,849
Golden West Financial Corp.	32,200	2,068,528
Huntington Bancshares, Inc.	9,200	150,420
J.P. Morgan Chase & Co.	178,182	7,946,917
KeyCorp.	39,800	1,036,790
Mellon Financial Corp.	45,200	2,079,200
National City Corp.	56,200	1,729,836
Northern Trust Corp.	21,800	1,362,500
PNC Financial Services Group	26,800	1,763,172
Providian Financial Corp.	36,300	2,148,960
Regions Financial Corp.	8,000	256,000
SouthTrust Corp.	199,600	5,189,600
State Street Corp.	33,500	1,657,915
SunTrust Banks, Inc.	27,600	1,787,928
Synovus Financial Corp.	29,500	925,710
U.S. Bancorp	177,621	4,047,983
Union Planters Corp.	14,000	610,400
Wachovia Corp.	20,800	1,479,920
Washington Mutual, Inc.	94,950	3,565,372
Wells Fargo & Co.	161,700	7,507,731

		117,621,494

	Number of Shares	Market Value

Beverages - 1.0%
Anheuser-Busch Companies, Inc.	83,300	$ 3,431,960
Brown-Forman Corp. Cl. B	7,100	453,974
The Coca-Cola Co.	105,400	4,743,000
Coors (Adolph) Co. Cl. B	4,900	245,882
Pepsi Bottling Group, Inc.	4,700	188,470
PepsiCo, Inc.	144,700	6,395,740

		15,459,026

Broadcasting, Publishing & Printing - 2.1%
American Greetings Corp. Cl. A	6,600	72,600
AOL Time Warner, Inc.*	415,606	22,027,118
Comcast Corp. Cl. A*	83,800	3,636,920
Dow Jones & Co., Inc.	11,300	674,723
Gannett Co., Inc.	23,900	1,575,010
Harcourt General, Inc.	6,700	389,873
Knight Ridder, Inc.	2,800	166,040
The McGraw-Hill Companies, Inc.	17,600	1,164,240
Meredith Corp.	2,000	71,620
New York Times Co. Cl. A	17,300	726,600
Tribune Co.	28,600	1,144,286
Viacom, Inc. Cl. B*	57,800	2,991,150

		34,640,180

Building Materials & Construction - 1.0%
Centex Corp.	6,100	248,575
The Home Depot, Inc.	224,700	10,459,785
Lowe’s Companies, Inc.	48,600	3,525,930
Masco Corp.	42,100	1,050,816
Vulcan Materials Co.	9,600	516,000

		15,801,106

Chemicals - 1.0%
Air Products and Chemicals, Inc.	20,800	951,600
Ashland, Inc.	6,700	268,670
Dow Chemical Co.	29,859	992,812
E. I. du Pont de Nemours and Co.	104,500	5,041,080
Eastman Chemical Co.	8,900	423,907
Engelhard Corp.	134,600	3,471,334
FMC Corp.*	29,800	2,043,088

(Continued)
The accompanying notes are an integral part of the financial statements.

MML Blend Fund

PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)

	Number of Shares	Market Value

Great Lakes Chemical Corp.	5,500	$ 169,675
International Flavors & Fragrances, Inc.	9,600	241,248
PPG Industries, Inc.	18,000	946,260
Praxair, Inc.	15,100	709,700
Rohm & Haas Co.	20,000	658,000

		15,917,374

Commercial Services - 1.1%
Allied Waste Industries, Inc.*	19,400	362,392
Block (H & R), Inc.	90,000	5,809,500
Cendant Corp.*	263,600	5,140,200
Convergys Corp.*	14,500	438,625
Donnelley (R.R.) & Sons Co.	11,600	344,520
Ecolab, Inc.	12,200	499,834
Equifax, Inc.	13,500	495,180
Moody’s Corp.	14,700	492,450
Paychex, Inc.	36,700	1,468,000
PerkinElmer, Inc.	10,900	300,077
Robert Half International, Inc.*	22,200	552,558
Ryder System, Inc.	7,700	150,920
Waste Management, Inc.	76,052	2,343,923

		18,398,179

Communications - 0.9%
ADC Telecommunications, Inc.*	82,700	545,820
Andrew Corp.*	3,400	62,730
Avaya, Inc.*	25,600	350,720
SBC Communications, Inc.	321,236	12,868,714
Scientific-Atlanta, Inc.	14,200	576,520
Tellabs, Inc.*	40,800	786,624

		15,191,128

Computer Integrated Systems Design - 0.4%
Autodesk, Inc.	5,400	201,420
Cabletron Systems, Inc.*	16,900	386,165
Computer Sciences Corp.*	16,100	557,060
Parametric Technology Corp.*	9,900	138,501
Sun Microsystems, Inc.*	309,700	4,868,484
Teradyne, Inc.*	13,864	458,898
Unisys Corp.*	29,900	439,829

		7,050,357

	Number of Shares	Market Value

Computer Programming Services - 0.0%
Mercury Interactive Corp.*	2,800	$ 167,720

Computers & Information - 1.8%
Cisco Systems, Inc.*	653,100	11,886,420
Compaq Computer Corp.	54,900	850,401
Comverse Technology, Inc.*	16,200	933,444
Dell Computer Corp.*	240,000	6,228,000
EMC Corp.*	206,400	5,995,920
Gateway, Inc.*	33,400	549,430
Jabil Circuit, Inc.*	17,800	549,308
Lexmark International Group, Inc.*	16,400	1,102,900
Solectron Corp.*	21,600	395,280

		28,491,103

Computers & Office Equipment - 1.7%
Electronic Data Systems Corp.	42,800	2,675,000
Hewlett-Packard Co.	182,200	5,210,920
International Business Machines Corp.	166,100	18,769,300
Pitney Bowes, Inc.	23,400	985,608

		27,640,828

Containers - 0.3%
Ball Corp.	3,000	142,680
Bemis Co., Inc.	5,600	224,952
Pactiv Corp.*	257,300	3,447,820
Temple-Inland, Inc.	5,400	287,766

		4,103,218

Cosmetics & Personal Care - 0.7%
Alberto-Culver Co. Cl. B	5,400	227,016
Avon Products, Inc.	21,600	999,648
Colgate-Palmolive Co.	58,200	3,433,218
The Gillette Co.	19,300	559,507
Kimberly-Clark Corp.	51,800	2,895,620
The Procter & Gamble Co.	43,052	2,746,718

		10,861,727

Data Processing and Preparation - 1.0%
Automatic Data Processing, Inc.	56,900	2,827,930
Deluxe Corp.	249,300	7,204,770
First Data Corp.	68,400	4,394,700
Fiserv, Inc.*	11,900	761,362

	Number of Shares	Market Value

IMS Health, Inc.	28,400	$ 809,400
NCR Corp.*	9,900	465,300

		16,463,462

Electric Utilities - 1.6%
Allegheny Energy, Inc.	80,300	3,874,475
Ameren Corp.	12,600	538,020
American Electric Power Co.	30,600	1,412,802
Calpine Corp.*	29,400	1,111,320
Cinergy Corp.	14,600	510,270
Consolidated Edison, Inc.	19,400	772,120
Constellation Energy Group, Inc.	13,800	587,880
Dominion Resources, Inc.	22,200	1,334,886
DTE Energy Co.	13,700	636,228
Duke Energy Corp.	68,900	2,687,789
Edison International	42,200	470,530
Entergy Corp.	21,500	825,385
Exelon Corp.	30,100	1,930,012
FirstEnergy Corp.	21,000	675,360
FPL Group, Inc.	16,400	987,444
GPU, Inc.	14,500	509,675
Mirant Corp.*	11,607	399,281
NiSource, Inc.	19,216	525,173
PG&E Corp.	35,500	397,600
Pinnacle West Capital Corp.	3,700	175,380
PPL Corp.	13,800	759,000
Progress Energy, Inc.	18,930	850,336
Public Service Enterprise Group, Inc.	25,600	1,251,840
Reliant Energy, Inc.	38,100	1,227,201
Southern Co.	29,200	678,900
TXU Corp.	26,500	1,277,035

		26,405,942

Electrical Equipment & Electronics - 5.2%
Advanced Micro Devices, Inc.*	150,200	4,337,776
Altera Corp.*	13,000	377,000
Analog Devices, Inc.*	34,100	1,474,825
Emerson Electric Co.	39,600	2,395,800
General Electric Co.	802,100	39,102,375
Intel Corp.	636,700	18,623,475
Johnson Controls, Inc.	10,200	739,194
Kla-Tencor Corp.*	16,900	988,143

(Continued)
The accompanying notes are an integral part of the financial statements.

MML Blend Fund

PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)

	Number of Shares	Market Value

Linear Technology Corp.	88,600	$ 3,917,892
Maxim Integrated Products, Inc.*	27,000	1,193,670
Micron Technology, Inc.*	56,100	2,305,710
Molex, Inc.	20,300	741,559
Novellus Systems, Inc.*	13,600	772,344
Qlogic Corp.*	8,300	534,935
Rockwell International Corp.	16,900	644,228
Sanmina Corp.*	27,900	653,139
Texas Instruments, Inc.	161,200	5,077,800
Vitesse Semiconductor Corp.*	18,700	393,448

		84,273,313

Energy - 5.3%
Amerada Hess Corp.	7,300	589,840
Apache Corp.	9,600	487,200
Burlington Resources, Inc.	6,300	251,685
Chevron Corp.	59,700	5,402,850
Conoco, Inc. Cl. B	55,100	1,592,390
Devon Energy Corp.	11,700	614,250
Dynegy, Inc.	30,500	1,418,250
El Paso Corp.	48,795	2,563,689
Enron Corp.	72,800	3,567,200
EOG Resources, Inc.	14,300	508,365
Exxon Mobil Corp.	328,999	28,738,063
Halliburton Co.	18,800	669,280
Kerr-McGee Corp.	11,200	742,224
KeySpan Corp.	12,700	463,296
Kinder Morgan, Inc.	48,200	2,422,050
Nabors Industries, Inc.*	13,800	513,360
Nicor, Inc.	4,300	167,614
Occidental Petroleum Corp.	35,300	938,627
Oneok, Inc.	5,600	110,320
Peoples Energy Corp.	3,700	148,740
Phillips Petroleum Co.	31,900	1,818,300
Rowan Companies, Inc.*	9,000	198,900
Royal Dutch Petroleum Co. NY Shares	207,600	12,096,852
Schlumberger Limited	52,300	2,753,595
Sempra Energy	21,600	590,544
Sunoco, Inc.	115,200	4,219,776
Texaco, Inc.	110,100	7,332,660
Tosco Corp.	15,100	665,155
Unocal Corp.	22,100	754,715

	Number of Shares	Market Value

USX-Marathon Group	38,800	$ 1,144,988
The Williams Companies, Inc.	40,100	1,321,295
Xcel Energy, Inc.	14,700	418,215

		85,224,288

Entertainment & Leisure - 0.4%
Brunswick Corp.	10,700	257,121
Harrah’s Entertainment Inc.*	10,700	377,710
The Walt Disney Co.	196,100	5,665,329

		6,300,160

Financial Services - 2.1%
American Express Co.	126,800	4,919,840
American General Corp.	47,000	2,183,150
Bear Stearns Companies, Inc.	9,800	577,906
Countrywide Credit Industries, Inc.	14,800	679,024
Franklin Resources, Inc.	31,000	1,418,870
Household International, Inc.	80,600	5,376,020
Lehman Brothers Holdings, Inc.	30,300	2,355,825
MBNA Corp.	88,400	2,912,780
Merrill Lynch & Co., Inc.	84,500	5,006,625
Morgan Stanley Dean Witter & Co.	105,700	6,789,111
Price (T. Rowe) Group, Inc.	12,600	471,114
Stillwell Financial, Inc.	20,600	691,336
USA Education, Inc.	5,000	365,000

		33,746,601

Foods - 1.1%
Archer-Daniels-Midland Co.	15,100	196,300
Campbell Soup Co.	38,800	999,100
ConAgra, Inc.	49,900	988,519
General Mills, Inc.	26,800	1,173,304
Heinz (H. J.) Co.	36,100	1,476,129
Hershey Foods Corp.	13,100	808,401
Kellogg Co.	42,000	1,218,000
The Kroger Co.*	76,400	1,910,000
Quaker Oats Co.	12,700	1,158,875
Ralston Purina Group	28,300	849,566
Safeway, Inc.*	45,100	2,164,800
Sara Lee Corp.	80,500	1,524,670
Starbucks Corp.*	38,900	894,700

	Number of Shares	Market Value

SuperValu, Inc.	12,600	$ 221,130
SYSCO Corp.	70,100	1,903,215
Wrigley (WM.) Jr. Co.	21,600	1,011,960

		18,498,669

Forest Products & Paper - 0.2%
Boise Cascade Corp.	5,900	207,503
Georgia-Pacific Corp.	21,116	714,777
International Paper Co.	44,900	1,602,930
Westvaco Corp.	12,000	291,480
Weyerhaeuser Co.	21,600	1,187,352

		4,004,042

Healthcare - 1.1%
Becton, Dickinson and Co.	24,200	866,118
Bristol-Myers Squibb Co.	83,300	4,356,590
The Healthcare Co.	51,600	2,331,804
Healthsouth Corp.*	35,700	570,129
Manor Care, Inc.*	10,200	323,850
Schering-Plough Corp.	135,500	4,910,520
Tenet Healthcare Corp.*	33,200	1,712,788
UnitedHealth Group, Inc.	30,600	1,889,550
Wellpoint Health Networks, Inc.*	6,800	640,832

		17,602,181

Home Construction, Furnishings & Appliances - 0.1%
KB HOME	5,100	153,867
Maytag Corp.	8,000	234,080
Pulte Corp.	32,000	1,364,160
Whirlpool Corp.	7,400	462,500

		2,214,607

Household Products - 0.4%
The Clorox Co.	22,400	758,240
Corning, Inc.	87,500	1,462,125
Fortune Brands, Inc.	14,800	567,728
Snap-On, Inc.	2,300	55,568
Tupperware Corp.	5,400	126,522
Unilever NV NY Shares	52,200	3,109,554

		6,079,737

Industrial—Diversified - 0.5%
Illinois Tool Works, Inc.	10,600	670,980
McDermott International, Inc.*	2,400	27,960

(Continued)
The accompanying notes are an integral part of the financial statements.

MML Blend Fund

PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)

	Number of Shares	Market Value

Tyco International Limited	145,431	$ 7,925,989

		8,624,929

Information Retrieval Services - 0.1%
Yahoo!, Inc.*	52,800	1,055,472

Insurance - 2.4%
Aetna, Inc.*	14,600	377,702
AFLAC, Inc.	65,300	2,056,297
Allstate Corp.	153,000	6,730,470
Ambac Financial Group, Inc.	7,400	430,680
American International Group, Inc.	104,996	9,029,656
Aon Corp.	25,200	882,000
Chubb Corp.	16,100	1,246,623
Cigna Corp.	6,600	632,412
Conseco, Inc.*	42,000	573,300
The Hartford Financial Services Group, Inc.	10,300	704,520
Jefferson-Pilot Corp.	14,800	715,136
John Hancock Financial Services, Inc.	76,500	3,079,890
Lincoln National Corp.	18,300	947,025
Loews Corp.	20,700	1,333,701
Marsh & McLennan Companies, Inc.	26,500	2,676,500
MBIA, Inc.	39,550	2,202,144
Metlife, Inc.	79,500	2,462,910
MGIC Investment Corp.	10,100	733,664
Progressive Corp.	6,700	905,773
St. Paul Companies, Inc.	9,500	481,555
Torchmark Corp.	12,200	490,562

		38,692,520

Lodging - 0.2%
Hilton Hotels Corp.	34,100	395,560
Marriott International, Inc. Cl. A	22,900	1,084,086
Starwood Hotels & Resorts Worldwide, Inc.	24,400	909,632

		2,389,278

Machinery & Components - 1.2%
Applied Materials, Inc.*	76,700	3,765,970
Baker Hughes, Inc.	30,300	1,015,050

	Number of Shares	Market Value

Black & Decker Corp.	7,600	$ 299,896
Briggs & Stratton Corp.	2,200	92,620
Caterpillar, Inc.	102,300	5,120,115
Cummins, Inc.	4,400	170,280
Danaher Corp.	13,200	739,200
Deere & Co.	23,100	874,335
Dover Corp.	18,600	700,290
Ingersoll-Rand Co.	16,800	692,160
Pall Corp.	11,800	277,654
Parker-Hannifin Corp.	11,600	492,304
The Stanley Works	3,600	150,768
Timken Co.	5,700	96,558
United Technologies Corp.	71,300	5,223,438

		19,710,638

Manufacturing - 0.0%
Millipore Corp.	5,900	365,682

Manufacturing—Diversified - 0.6%
Cooper Industries, Inc.	9,700	384,023
Eaton Corp.	7,500	525,750
ITT Industries, Inc.	88,000	3,894,000
National Service Industries, Inc.	1,600	36,112
Textron, Inc.	77,000	4,238,080

		9,077,965

Medical Supplies - 1.3%
Agilent Technologies, Inc.*	13,100	425,750
Allergan, Inc.	12,100	1,034,550
Applera Corp.-Applied Biosystems Group	19,700	526,975
Bard (C.R.), Inc.	5,300	301,835
Baxter International, Inc.	181,300	8,883,700
Biomet, Inc.	18,400	884,304
Boston Scientific Corp.*	37,800	642,600
Guidant Corp.*	28,300	1,018,800
Medtronic, Inc.	109,800	5,051,898
St. Jude Medical, Inc.*	3,500	210,000
Stryker Corp.	20,400	1,118,940
Tektronix, Inc.*	8,800	238,920
Thermo Electron Corp.*	17,900	394,158

		20,732,430

Metals & Mining - 0.6%
Alcan Aluminum Limited	20,900	878,218
Alcoa, Inc.	82,400	3,246,560

	Number of Shares	Market Value

Allegheny Technologies, Inc.	8,400	$ 151,956
Barrick Gold Corp.	41,100	622,665
Crane Co.	128,800	3,992,800
Inco Limited*	18,800	324,488
Placer Dome, Inc.	33,400	327,320
Worthington Industries, Inc.	8,200	111,520

		9,655,527

Miscellaneous - 0.3%
Avery-Dennison Corp.	3,645	186,077
Minnesota Mining & Manufacturing Co.	36,600	4,176,060

		4,362,137

Pharmaceuticals - 5.3%
Abbott Laboratories	66,800	3,207,068
American Home Products Corp.	120,800	7,059,552
Amgen, Inc.*	98,400	5,970,912
Biogen, Inc.*	15,400	837,144
Cardinal Health, Inc.	36,750	2,535,750
Chiron Corp.*	17,300	882,300
Eli Lilly & Co.	104,700	7,747,800
Forest Laboratories, Inc. Cl. A*	16,700	1,185,700
Johnson & Johnson	280,820	14,041,000
King Pharmaceuticals, Inc.*	15,900	854,625
McKesson HBOC, Inc.	27,300	1,013,376
Medimmune, Inc.*	19,800	934,560
Merck & Co., Inc.	214,200	13,689,522
Pfizer, Inc.	596,800	23,901,840
Pharmacia Corp.	42,288	1,943,134

		85,804,283

Photography Equipment / Supplies - 0.1%
Eastman Kodak Co.	29,400	1,372,392

Prepackaged Software - 4.2%
Adobe Systems, Inc.	138,600	6,514,200
BMC Software, Inc.*	31,500	710,010
Computer Associates International, Inc.	23,400	842,400
Intuit, Inc.*	19,300	771,807
Microsoft Corp.*	586,531	42,582,151
Oracle Corp.*	527,860	10,029,340

(Continued)
The accompanying notes are an integral part of the financial statements.

MML Blend Fund

PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)

	Number of Shares	Market Value

Peoplesoft, Inc.*	28,000	$ 1,378,440
Siebel Systems, Inc.*	41,000	1,922,900
Veritas Software Corp.*	36,789	2,447,572

		67,198,820

Restaurants - 0.8%
Darden Restaurants, Inc.	170,900	4,768,110
McDonald’s Corp.	131,600	3,561,096
Tricon Global Restaurants, Inc.*	91,200	4,003,680
Wendy’s International, Inc.	10,900	278,386

		12,611,272

Retail - 2.7%
AutoZone, Inc.*	152,800	5,730,000
Bed Bath & Beyond, Inc.*	25,900	777,000
Best Buy Co., Inc.*	24,200	1,537,184
Big Lots, Inc.*	10,600	145,008
Circuit City Stores-Circuit City Group	20,500	369,000
Costco Wholesale Corp.*	14,800	607,984
CVS Corp.	36,500	1,408,900
Dillards, Inc. Cl. A	10,700	163,389
Federated Department Stores, Inc.*	20,500	871,250
Kohls Corp.*	31,300	1,963,449
The May Department Stores Co.	29,300	1,003,818
Newell Rubbermaid, Inc.	25,600	642,560
J.C. Penney Co., Inc.	166,900	4,399,484
RadioShack Corp.	17,000	518,500
Sears, Roebuck and Co.	43,200	1,827,792
Sherwin-Williams Co.	16,900	375,180
Staples, Inc.*	42,900	685,971
Target Corp.	92,300	3,193,580
Tiffany & Co.	13,400	485,348
TJX Companies, Inc.	30,300	965,661
Toys R Us, Inc.*	19,600	485,100
Walgreen Co.	92,600	3,162,290
Wal-Mart Stores, Inc.	258,660	12,622,608

		43,941,056

Retail—Grocery - 0.0%
Albertson’s, Inc.	13,300	398,867

	Number of Shares	Market Value

Telephone Utilities - 1.9%
Alltel Corp.	29,200	$ 1,788,792
BellSouth Corp.	175,600	7,071,412
CenturyTel, Inc.	13,200	399,960
Qwest Communications International, Inc.	55,200	1,759,224
Sprint Corp. (FON Group)	81,500	1,740,840
Verizon Communications, Inc.	262,668	14,052,738
Worldcom, Inc.*	259,300	3,879,128

		30,692,094

Tobacco - 0.3%
Philip Morris Companies, Inc.	73,100	3,709,825
UST, Inc.	18,300	528,138

		4,237,963

Toys, Games - 0.0%
Mattel, Inc.	40,600	768,152

Transportation - 0.6%
Burlington Northern Santa Fe Corp.	41,100	1,239,987
Carnival Corp.	59,800	1,835,860
CSX Corp.	6,900	250,056
FedEx Corp.*	28,500	1,145,700
Norfolk Southern Corp.	209,800	4,342,860
Union Pacific Corp.	23,100	1,268,421

		10,082,884

Travel - 0.0%
Sabre Holdings Corp.*	12,600	630,000

TOTAL EQUITIES
(Cost $971,783,786)		1,028,437,629

RIGHTS - 0.0%
Computers & Information - 0.0%
Veritas Software Corp.	21,700	0

TOTAL RIGHTS
(Cost $0)		0

	Principal Amount	Market Value

BONDS & NOTES - 29.1%
Asset Backed Securities - 1.2%
America West Airlines, Inc. 1996-1, Class A
6.850% 01/02/2011	$3,923,782	$ 3,939,124
California Infrastructure SCE-1, 1997-1, Class A5
6.280% 09/25/2005	650,000	663,979
California Infrastructure SDG&E-1, 1997-1, Class A5
6.190% 09/25/2005	500,000	509,080
Chase Manhattan Auto Owner Trust 1998-A, Class A4
5.800% 12/16/2002	1,770,401	1,780,521
Chase Manhattan RV Owner Trust 1997-A, Class A7
6.140% 10/16/2006	755,626	757,022
Conseco Finance Securitizations Corp. Series 2001-1, Class A4
6.210% 07/01/2032	1,900,000	1,880,185
Metlife Capital Equipment Loan Trust Series 1997-A, Class A
6.850% 05/20/2008	1,754,401	1,795,775
Railcar Trust No. 1992-1, Class A
7.750% 06/01/2004	724,181	751,562
Rental Car Finance Corp. Series 1999-1A, Class A†
5.900% 02/25/2007	2,400,000	2,399,491
Textron Financial Corp. Series 1998-A, Class A2†
5.890% 01/15/2005	2,144,193	2,163,386
Travelers Funding Limited Series 1A, Class A1†
6.300% 02/18/2014	3,400,000	3,106,784

TOTAL ASSET BACKED SECURITIES
(Cost $19,936,709)		19,746,909

CORPORATE DEBT - 16.2%
AirTouch Communications, Inc.
7.500% 07/15/2006	4,000,000	4,231,280
American Airlines 1994-A Pass Through Trusts, Class A4**
9.780% 11/26/2011	3,770,140	4,059,347
American General Finance Corp.
5.750% 11/01/2003	2,000,000	2,026,140

(Continued)
The accompanying notes are an integral part of the financial statements.

MML Blend Fund

PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)

	Principal Amount	Market Value

Arrow Electronics, Inc.
8.700% 10/01/2005	$2,000,000	$ 2,030,002
AT&T—Liberty Media Group
8.250% 02/01/2030	5,695,000	4,896,863
AT&T Wireless Group†
7.350% 03/01/2006	2,600,000	2,656,810
Avnet, Inc.
8.200% 10/17/2003	2,400,000	2,432,976
Barrick Gold Corp.
7.500% 05/01/2007	4,250,000	4,348,133
BHP Finance (USA) Limited
6.420% 03/01/2026	4,500,000	4,569,345
Boeing Capital Corp.
7.100% 09/27/2005	1,350,000	1,415,057
Bombardier Capital, Inc.†
6.000% 01/15/2002	4,000,000	4,027,016
Boston Scientific Corp.
6.625% 03/15/2005	6,050,000	5,844,300
Champion International Corp.
6.400% 02/15/2026	3,500,000	3,485,020
The CIT Group, Inc.
5.625% 10/15/2003	2,500,000	2,512,850
The CIT Group, Inc.
6.375% 10/01/2002	4,000,000	4,067,320
The Columbia Gas System, Inc.
6.610% 11/28/2002	3,000,000	3,055,110
Comcast Cable Communications, Inc.
8.375% 05/01/2007	2,500,000	2,723,625
Commercial Credit Co.**
7.750% 03/01/2005	2,500,000	2,656,975
ConAgra, Inc.
7.000% 10/01/2028	3,000,000	2,786,850
Continental Airlines, Inc., Series 1996-2B
8.560% 07/02/2014	1,488,251	1,566,784
Continental Airlines, Inc., Series 1996-B
7.820% 10/15/2013	1,675,190	1,736,911
Crown Cork & Seal Co., Inc.
7.125% 09/01/2002	3,200,000	1,856,000
CSX Corp.
7.050% 05/01/2002	2,000,000	2,031,880
CSX Corp.
7.250% 05/01/2027	4,500,000	4,635,720
Cytec Industries, Inc.
6.750% 03/15/2008	1,545,000	1,416,456

	Principal Amount	Market Value

DaimlerChrysler NA Holding Corp.
6.400% 05/15/2006	$1,250,000	$ 1,240,063
Dominion Resources, Inc.
7.820% 09/15/2004	2,130,000	2,230,387
Donnelley (R.R.) & Sons Co.
6.625% 04/15/2029	3,000,000	2,596,140
Dover Corp.
6.250% 06/01/2008	2,000,000	1,961,620
Duke Capital Corp.
7.500% 10/01/2009	3,800,000	3,965,338
Duke Energy Field Services Corp.
7.875% 08/16/2010	1,800,000	1,886,202
Emerald Investment Grade CBO Limited†
7.210% 05/24/2011	3,000,000	3,000,000
ERAC USA Finance Co.†
6.750% 05/15/2007	6,000,000	5,877,300
Exxon Mobil Corp.
8.625% 08/15/2021	4,500,000	5,365,665
FBG Finance Limited†
7.875% 06/01/2016	4,000,000	4,188,520
Ford Motor Credit Corp.**
7.375% 10/28/2009	3,000,000	3,032,160
General American Transportation Corp.
6.750% 03/01/2006	3,000,000	2,843,760
General Electric Capital Corp.
8.750% 05/21/2007	1,500,000	1,715,730
General Mills, Inc.
8.900% 06/15/2006	2,250,000	2,550,983
Goodyear Tire & Rubber Co.
8.500% 03/15/2007	3,350,000	3,490,727
Halliburton Co.
5.625% 12/01/2008	1,500,000	1,441,806
Heller Financial, Inc.
6.400% 01/15/2003	2,250,000	2,294,595
Hershey Foods Corp.
7.200% 08/15/2027	5,300,000	5,319,292
Houghton Mifflin Co.
7.000% 03/01/2006	1,200,000	1,206,360
Household Finance Corp.
6.500% 11/15/2008	2,500,000	2,463,050
ICI Wilmington, Inc.
7.050% 09/15/2007	2,500,000	2,488,525
IMC Global, Inc.
6.625% 10/15/2001	2,500,000	2,481,575
Ingersoll-Rand Co.
5.750% 02/14/2003	2,300,000	2,319,987

	Principal Amount	Market Value

Interpool, Inc.
7.350% 08/01/2007	$2,000,000	$ 1,749,722
Interpublic Group of Companies, Inc.
7.875% 10/15/2005	2,600,000	2,707,198
KeySpan Gas East Corp. Series MTNA
6.900% 01/15/2008	2,500,000	2,526,105
Kimco Realty Corp. Series MTNB
7.860% 11/01/2007	2,500,000	2,598,471
Koninklijke KPN NV
8.000% 10/01/2010	2,100,000	2,014,049
The Kroger Co.
7.000% 05/01/2018	2,000,000	1,894,100
Leucadia National Corp.**
7.750% 08/15/2013	3,000,000	2,854,320
Marriott International, Inc. Series E†
7.000% 01/15/2008	2,445,000	2,452,081
Marsh & McLennan Companies, Inc.
7.125% 06/15/2009	2,000,000	2,021,372
Meritor Automotive, Inc.
6.800% 02/15/2009	4,000,000	3,472,560
Midway Airlines Corp. Pass Through Certificates Class B
8.140% 01/02/2013	2,352,875	2,249,960
Millipore Corp.
7.500% 04/01/2007	4,250,000	4,087,693
Newmont Mining Corp.**
8.625% 04/01/2002	5,000,000	5,098,750
News America Holdings, Inc.
9.250% 02/01/2013	4,000,000	4,502,040
Norfolk Southern Corp.
7.050% 05/01/2037	6,000,000	6,136,920
North Finance (Bermuda) Limited†
7.000% 09/15/2005	4,000,000	4,095,360
Pepsi Bottling Holdings, Inc.†
5.625% 02/17/2009	2,250,000	2,160,308
Progress Energy, Inc.
6.550% 03/01/2004	1,490,000	1,518,727
Qwest Capital Funding, Inc.†
7.750% 02/15/2031	2,300,000	2,256,031
Raytheon Co.
6.750% 08/15/2007	2,700,000	2,616,354
Republic Services, Inc.
7.125% 05/15/2009	3,000,000	2,968,459
Ryder System, Inc.
6.600% 11/15/2005	3,500,000	3,351,075

(Continued)
The accompanying notes are an integral part of the financial statements.

MML Blend Fund

PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)

	Principal Amount	Market Value

Scholastic Corp.
7.000% 12/15/2003	$3,000,000	$ 3,078,330
The Schwab (Charles) Corp.
6.250% 01/23/2003	2,500,000	2,534,991
The Scripps (E.W.) Co.
6.625% 10/15/2007	5,000,000	4,888,350
Sealed Air Corp.†
8.750% 07/01/2008	1,245,000	1,212,481
Simon Property Group LP
7.375% 01/20/2006	1,895,000	1,911,606
Southern Natural Gas Co.
7.350% 02/15/2031	1,500,000	1,383,870
Sprint Capital Corp.
6.125% 11/15/2008	2,000,000	1,835,880
Sprint Capital Corp.
6.900% 05/01/2019	2,000,000	1,746,860
SuperValu, Inc.
7.875% 08/01/2009	3,000,000	2,801,268
Telefonica Europe BV
7.350% 09/15/2005	2,400,000	2,496,499
Thomas & Betts Corp.**
8.250% 01/15/2004	1,000,000	855,000
Time Warner, Inc. Pass-Thru Asset Trust 1997-1†
6.100% 12/30/2001	4,750,000	4,788,000
Times Mirror Co.
7.450% 10/15/2009	3,600,000	3,688,359
TRW, Inc.
8.750% 05/15/2006	5,500,000	5,919,914
Tyco International Group SA
6.250% 06/15/2003	2,500,000	2,535,823
Union Tank Car Co.
6.790% 05/01/2010	4,000,000	3,820,766
US Airways, Inc., Class B
7.500% 04/15/2008	889,447	846,611
Vulcan Materials Co.
6.000% 04/01/2009	3,500,000	3,283,008
WorldCom, Inc.
8.250% 05/15/2031	2,000,000	1,954,120
WPP Finance (USA) Corp.
6.625% 07/15/2005	2,550,000	2,525,372

Total Corporate Debt
(Cost $263,677,320)		262,467,318

	Principal Amount	Market Value

Non-U.S. Government Agency Obligations - 1.4%
Collateralized Mortgage Obligations
Asset Securitization Corp. Series 1995- MD4, Class A1
7.100% 08/13/2029	$5,557,503	$ 5,771,650
CS First Boston Mortgage Securities Corp. Series 1998-C2, Class A1
5.960% 12/15/2007	2,532,715	2,539,158
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A1
6.310% 11/15/2026	3,215,938	3,234,880
Residential Funding Mortgage Securities I Series 1998-S9, Class 1A1
6.500% 04/25/2013	1,648,371	1,650,943
Salomon Brothers Mortgage Securities 1997-TZH, Class B†
7.491% 03/25/2022	3,000,000	3,086,700
Starwood Commercial Mortgage Trust Series 1999-C1A, Class B†
6.920% 02/05/2009	3,000,000	2,991,438
Structured Asset Securities Corp. Series 1998-ALS2, Class 1A
6.750% 03/25/2029	3,602,131	3,615,639

Total Non-U.S. Government Agency Obligations
(Cost $22,952,378)		22,890,408

U.S. Government Agency Obligations - 7.4%
Federal Home Loan Mortgage Corporation (FHLMC) - 1.4%
Collateralized Mortgage Obligations - 0.4%
FHLMC Series 1322, Class G
7.500% 02/15/2007	1,139,699	1,156,795
FHLMC Series 1460, Class H
7.000% 05/15/2007	1,789,000	1,835,961

	Principal Amount	Market Value

FHLMC Series 1490, Class PG
6.300% 05/15/2007	$1,719,961	$ 1,725,327
FHLMC Series W067, Class A
6.420% 12/01/2005	855,345	875,018

		5,593,101

Pass-Through Securities - 1.0%
FHLMC 7.500%
10/01/2030-03/01/2031	13,286,308	13,564,390
FHLMC 8.000%
08/01/2026-03/01/2028	2,708,766	2,805,252
FHLMC
9.000% 03/01/2017	151,295	161,601

		16,531,243

		22,124,344

Federal National Mortgage Association (FNMA) - 3.9%
Collateralized Mortgage Obligations - 1.4%
FNMA Series 1993-107, Class E
6.500% 06/25/2008	5,000,000	5,121,850
FNMA Series 1993-175, Class PU
6.350% 09/25/2008	7,015,000	7,157,475
FNMA Series 1993-186, Class G
6.250% 03/25/2008	2,626,192	2,660,647
FNMA Series 1993-71, Class PG
6.250% 07/25/2007	3,078,102	3,087,705
FNMA Series 1996-54, Class C
6.000% 09/25/2008	4,000,000	4,028,720

		22,056,397

Pass-Through Securities - 2.5%
FNMA 6.000%
11/01/2028-12/01/2028	5,003,218	4,819,500
FNMA 7.000%
01/01/2031-04/01/2031	19,684,852	19,770,875

(Continued)
The accompanying notes are an integral part of the financial statements.

MML Blend Fund

PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)

	Principal Amount	Market Value

FNMA 7.500%
09/01/2029-05/01/2030	$13,302,652	$ 13,572,827
FNMA 8.000%
05/01/2013-05/01/2030	3,053,453	3,150,391

		41,313,593

		63,369,990

Government National Mortgage Association (GNMA) - 2.0%
Pass-Through Securities
GNMA 6.500%
10/15/2028-03/15/2029	18,963,600	18,762,587
GNMA 7.000%
04/15/2023-11/15/2023	2,633,619	2,673,122
GNMA 7.250%
06/20/2021-05/20/2022	5,522,136	5,608,224
GNMA 7.500%
09/15/2016-10/15/2017	1,855,006	1,913,788
GNMA 8.000%
01/15/2004-05/15/2008	2,459,041	2,580,832
GNMA 9.000%
08/15/2008-09/15/2009	648,543	694,820

		32,233,373

U.S. Government Guaranteed Notes - 0.1%
1991-A Caguas, PR
8.740% 08/01/2001	280,000	280,874
1991-A Cncl. Bluffs, IA
8.740% 08/01/2001	155,000	155,484
1991-A Fairfax County, VA
8.740% 08/01/2001	85,000	85,265
1991-A Fajardo, PR
8.740% 08/01/2001	210,000	210,655
1991-A Gadsden, AL
8.740% 08/01/2001	100,000	100,312
1991-A Lorain, OH
8.740% 08/01/2001	30,000	30,094
1991-A Mayaguez, PR
8.740% 08/01/2001	150,000	150,468

		1,013,152

Total U.S. Government Agency Obligations
(Cost $117,560,255)		118,740,859

	Principal Amount	Market Value

U.S. Treasury Obligations - 2.9%
U.S. Treasury Bonds - 2.8%
U.S. Treasury Bond
7.500% 11/15/2016	$11,598,000	$ 13,511,670
U.S. Treasury Bond**
8.750% 05/15/2017	25,100,000	32,571,266

		46,082,936

U.S. Treasury Notes - 0.0%
U.S. Treasury Note
5.500% 05/15/2009	300,000	302,625

U.S. Treasury Strips - 0.1%
U.S. Treasury Strip — Principal Only
0.000% 08/15/2015	2,000,000	863,140

Total U.S. Treasury Obligations
(Cost $43,983,210)		47,248,701

TOTAL BONDS & NOTES
(Cost $468,109,872)		471,094,195

SHORT-TERM INVESTMENTS - 8.7%
Cash Equivalents - 2.4%
AT&T***
3.980% 07/19/2001	229,745	229,745
Banc One Bank Note***
4.060% 07/02/2001	686,153	686,153
First Union II***
4.000% 03/12/2002	287,181	287,181
Fleet National Bank Note***
4.210% 10/31/2001	1,563,203	1,563,203
GMAC Bank Note***
4.110% 03/08/2002	143,593	143,593
Goldman Sachs Bank Note***
3.840% 03/21/2002	293,589	293,589
Merrill Lynch Bank Note***
3.940% 04/05/2002	501,027	501,027
Merrimac Money Market Fund***
4.120% 07/02/2001	31,708,425	31,708,425
Morgan Stanley Dean Witter & Co.***
3.960% 07/16/2001	686,153	686,153
Morgan Stanley Dean Witter & Co.***
3.980% 09/14/2001	372,308	372,308
Provident Institutional Money Market Fund***
4.000% 07/02/2001	574,363	574,363
Royal Bank of Canada Eurodollar Time Deposit***
4.000% 07/02/2001	1,430,772	1,430,772

		38,476,512

	Principal Amount	Market Value

Commercial Paper - 6.3%
Autoliv ASP, Inc.
4.100% 07/16/2001	$ 5,255,000	$ 5,245,424
Avnet, Inc.
4.130% 07/10/2001	8,790,000	8,779,916
Carolina Power & Light Co.
4.100% 07/09/2001	6,715,000	6,708,117
Cox Enterprises, Inc.
3.990% 07/25/2001	6,175,000	6,157,890
Dominion Resources, Inc.
4.060% 07/02/2001	10,000,000	9,997,744
Dominion Resources, Inc.
4.170% 07/11/2001	4,685,000	4,679,031
Federal Signal Corp.
4.100% 07/06/2001	10,210,000	10,203,023
Florida Power Corp.
4.000% 07/17/2001	11,670,000	11,647,957
Ingersoll-Rand Co.
4.000% 07/19/2001	4,655,000	4,645,173
Public Service Co. of Colorado
4.000% 07/03/2001	5,325,000	5,323,225
Solutia, Inc.
4.050% 07/18/2001	3,540,000	3,532,832
UOP
4.330% 07/12/2001	10,795,000	10,779,419
UOP
4.330% 07/13/2001	14,320,000	14,297,609

		101,997,360

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)		140,473,872

TOTAL INVESTMENTS - 101.4%
(Cost $1,580,367,530)****		$ 1,640,005,696
Other Assets/(Liabilities) - (1.4%)		(24,061,706)

NET ASSETS - 100.0%		$1,615,943,990

Notes to Portfolio of Investments

*	Non-income producing security.

**	All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).

***	Represents investment of security lending collateral. (Note 2).

****	Aggregate cost for Federal tax purposes. (Note 7).

†	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The accompanying notes are an integral part of the financial statements.

MML Equity Fund

PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)

	Number of Shares	Market Value

EQUITIES - 98.1%

Aerospace & Defense - 3.0%
Boeing Co.	1,028,800	$ 57,201,280

Automotive & Parts - 1.0%
Ford Motor Co.	746,887	18,336,076

Banking, Savings & Loans - 8.4%
Bank of New York Co., Inc.	967,500	46,440,000
Citigroup, Inc.	1,261,300	66,647,092
Federal National Mortgage Association	292,200	24,880,830
Wells Fargo & Co.	472,400	21,933,532

		159,901,454

Broadcasting, Publishing & Printing - 5.0%
The McGraw-Hill Companies, Inc.	702,000	46,437,300
News Corporation Limited Sponsored†	1,294,800	48,101,820

		94,539,120

Chemicals - 3.5%
Dow Chemical Co.	1,984,400	65,981,300

Communications Equipment - 2.3%
Ericsson (LM) Cl. B†	8,195,500	44,419,610

Computers & Information - 1.5%
Compaq Computer Corp.	1,797,600	27,844,824

Cosmetics & Personal Care - 2.5%
Kimberly-Clark Corp.	855,100	47,800,090

Data Processing and Preparation - 0.5%
First Data Corp.	159,700	10,260,725

Electric Utilities - 1.4%
Dominion Resources, Inc.	457,100	27,485,423

Electrical Equipment & Electronics - 4.7%
Flextronics International Limited*	313,400	8,182,874
Micron Technology, Inc.*	739,500	30,393,450
Rockwell International Corp.	1,339,600	51,065,552

		89,641,876

	Number of Shares	Market Value

Energy - 15.9%
Amerada Hess Corp.	371,000	$ 29,976,800
Apache Corp.	334,000	16,950,500
BJ Services Co.*	611,000	17,340,180
Chevron Corp.	669,100	60,553,550
El Paso Corp.	682,035	35,834,119
Ensco International, Inc.	691,800	16,188,120
Phillips Petroleum Co.	727,500	41,467,500
Santa Fe International Corp.	1,162,300	33,706,700
Tosco Corp.	381,600	16,809,480
Valero Energy Corp.	918,000	33,764,040

		302,590,989

Entertainment & Leisure - 3.1%
AT&T—Liberty Media Group*	3,374,300	59,016,507

Financial Services - 6.7%
American Express Co.	557,400	21,627,120
Franklin Resources, Inc.	780,600	35,728,062
The Goldman Sachs Group, L.P.	211,800	18,172,440
Merrill Lynch & Co., Inc.	581,200	34,436,100
Morgan Stanley Dean Witter & Co.	294,300	18,902,889

		128,866,611

Foods - 1.1%
Kellogg Co.	744,800	21,599,200

Forest Products & Paper - 2.3%
Weyerhaeuser Co.	797,300	43,827,581

Healthcare - 2.4%
Schering-Plough Corp.	1,277,000	46,278,480

Industrial—Diversified - 1.5%
Illinois Tool Works, Inc.	445,700	28,212,810

Insurance - 7.4%
American International Group, Inc.	277,900	23,899,400
The Hartford Financial Services Group, Inc.	557,400	38,126,160
Marsh & McLennan Companies, Inc.	508,300	51,338,300
Radian Group, Inc.	711,800	28,792,310

		142,156,170

	Number of Shares	Market Value

Machinery & Components - 1.2%
Weatherford International, Inc.*	468,100	$ 22,468,800

Pharmaceuticals - 1.5%
Merck & Co., Inc.	456,500	29,174,915

Photography Equipment / Supplies - 3.5%
Eastman Kodak Co.	1,418,500	66,215,580

Prepackaged Software - 6.3%
Informix Corp.*	5,129,300	29,955,112
Intuit, Inc.*	1,184,300	47,360,157
Symantec Corp.*	1,004,800	43,899,712

		121,214,981

Real Estate - 1.1%
Equity Office Properties Trust	642,400	20,319,112

Restaurants - 3.0%
McDonald’s Corp.	2,119,900	57,364,494

Retail - 1.4%
RadioShack Corp.	890,300	27,154,150

Telephone Utilities - 3.5%
BellSouth Corp.	961,400	38,715,578
Verizon Communications, Inc.	517,896	27,707,436

		66,423,014

Travel - 2.4%
Sabre Holdings Corp.*	924,200	46,210,000

TOTAL EQUITIES
(Cost $1,744,583,953)		1,872,505,172

	Principal Amount
SHORT-TERM INVESTMENTS - 6.8%
Cash Equivalents
AT&T**
3.980% 07/19/2001	$2,326,349	2,326,349
Banc One Bank Note**
4.060% 07/02/2001	2,325,409	2,325,409
Fleet National Bank Note**
4.210% 10/31/2001	265,424	265,424
GMAC Bank Note**
4.110% 03/08/2002	4,373,456	4,373,456

(Continued)
The accompanying notes are an integral part of the financial statements.

MML Equity Fund

PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2001 (Unaudited)

	Principal Amount	Market Value

Goldman Sachs Bank Note**
3.840% 03/21/2002	$ 339,008	$ 339,008
Merrill Lynch Bank Note**
3.940% 04/05/2002	5,425,958	5,425,958
Merrimac Money Market Fund**
4.120% 07/02/2001	81,237,125	81,237,125
Morgan Stanley Dean Witter & Co.**
3.960% 07/16/2001	2,325,415	2,325,415
Morgan Stanley Dean Witter & Co.**
3.980% 09/14/2001	4,650,821	4,650,821
Provident Institutional Money Market Fund**
4.000% 07/02/2001	15,502,737	15,502,737
Royal Bank of Canada Eurodollar Time Deposit**
4.000% 07/02/2001	11,627,052	11,627,052

		130,398,754

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)		130,398,754

TOTAL INVESTMENTS - 104.9%
(Cost $1,874,982,707)***		$2,002,903,926

Other Assets/(Liabilities) - (4.9%)		(94,454,557)

NET ASSETS - 100.0%		$ 1,908,449,369

Notes to Portfolio of Investments

*	Non-income producing security.

**	Represents investment of security lending collateral. (Note 2).

***	Aggregate cost for Federal tax purposes. (Note 7).

†	American Depository Receipt.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

1. The Fund
MML Series Investment Fund (“MML Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, registered open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, as amended. The following are four series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”): MML Money Market Fund (“Money Market Fund”), MML Managed Bond Fund (“Managed Bond Fund”), MML Blend Fund (“Blend Fund”) and MML Equity Fund (“Equity Fund”).

The MML Trust was established by Massachusetts Mutual Life Insurance Company (“MassMutual”) for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of MML Trust are not offered to the general public.

2. Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation
Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (“Trustees”), which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. For the Managed Bond Fund, Blend Fund and Equity Fund, short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost in accordance with a rule of the Securities and Exchange Commission pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00. All other securities and other assets, including debt securities for which the prices supplied by a pricing agent are deemed by MassMutual not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies will be converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Trustees.

Securities Lending
The Managed Bond Fund, Blend Fund and Equity Fund may lend their securities to qualified brokers; however, securities lending cannot exceed 10% of the total assets of the Managed Bond Fund taken at current value, and 33% of the total assets of the Blend Fund and the Equity Fund taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At June 30, 2001, the Funds had the following:

	Securities on Loan	Collateral
Managed Bond Fund	$ 2,445,498	$ 2,501,500
Blend Fund	37,076,228	38,476,512
Equity Fund	126,597,761	130,398,754

Accounting for Investments
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on short-term securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Effective January 1, 2001, each Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies. As required, each Fund began amortizing premiums and discounts on debt securities using the daily effective yield method. Prior to this date, the Funds did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change had no impact on total net assets of each Fund, but resulted in the following reclassification of the components of net assets as of December 31, 2000, based on securities held by the Funds as of that date:

	Net Unrealized Appreciation/ (Depreciation)	Accumulated Undistributed Net Investment Income
Managed Bond Fund	$221,818	$(221,818)
Blend Fund	253,564	(253,564)

The effect of this change for the period ended June 30, 2001 was as follows:

	Net Investment Income	Unrealized Appreciation/ (Depreciation)	Net Realized Gain/(Loss)
Managed Bond Fund	$(146,002)	$112,294	$33,708
Blend Fund	(124,076)	129,675	(5,599)

The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

Federal Income Tax
It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no Federal income tax provision is required.

Dividends and Distributions to Shareholders
Dividends from net investment income are declared and paid quarterly for the Managed Bond and Blend Funds and annually for the Equity Fund and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to investments in forward contracts, passive foreign investment companies, the deferral of wash sale losses, and paydowns on certain mortgage-backed securities. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ significantly from distributions during such period.

Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Funds.

Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market price of securities.

Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts
Managed Bond and Blend Funds may enter into forward foreign currency contracts in order to convert foreign denominated securities or obligations to U.S. dollar denominated investments. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

There were no outstanding forward foreign currency contracts at June 30, 2001.

Forward Commitments
Each Fund may purchase or sell securities on a “when issued,” delayed delivery or forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Delivery and payment for securities purchased on a forward commitment basis can take place a month or more after the date of the transaction. The Funds instruct the custodian to segregate assets in a separate account with a current market value at least equal to the amount of its forward purchase commitments. The price of the underlying security and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the forward commitment is determined by management using a commonly accepted pricing model and fluctuates based upon changes in the value of the underlying security and market repurchase rates. Such rates equate the counterparty’s cost to purchase and finance the underlying security to the earnings received on the security and forward delivery proceeds. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of the forward commitment. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. The Funds could also be exposed to loss if they cannot close out their forward commitments because of an illiquid secondary market, or the inability of counterparties to perform. The Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized. A summary of open obligations for the Managed Bond Fund and Blend Fund under these forward commitments at June 30, 2001, is as follows:

	Forward Commitment Contracts to Buy	Expiration of Contracts	Aggregate Face Value of Contracts	Cost	Market Value	Unrealized Depreciation
Managed Bond
FGCI
6.5%	08/01/2015	August-01	$2,000,000	$2,006,563	$2,003,120	$ (3,443)
FGLMC
6.5%	08/01/2031	August-01	1,000,000	989,922	982,190	(7,732)
FNMA
6.0%	03/01/2012	July-01	1,300,000	1,291,063	1,280,500	(10,563)
6.5%	02/15/2013	July-01	3,200,000	3,231,000	3,208,000	(23,000)

						(44,738)
Blend FNMA
6.0%	11/15/2028	July-01	$3,500,000	$3,475,938	$3,447,500	$ (28,438)
6.5%	07/01/2016	July-01	9,500,000	9,592,031	9,523,750	(68,281)
FHLMC
6.5%	08/01/2015	August-01	5,000,000	5,016,406	5,007,800	(8,606)

						$(105,325)

Financial Futures Contracts
Each Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. There were no outstanding futures contracts at June 30, 2001.

3.	Management Fees and Other Transactions with Affiliates

Investment Management Fee
MassMutual serves as investment adviser to the Funds and provides administrative services needed by the Funds. For acting as such, MassMutual receives a monthly fee from each Fund at the annual rate of 0.50% of the first $100,000,000, 0.45% of the next $200,000,000, 0.40% of the next $200,000,000 and 0.35% of any excess over $500,000,000 of the average daily net asset value of each Fund.

MassMutual has entered into an investment sub-advisory agreement with David L. Babson & Company Inc. (“DLB”), pursuant to which DLB serves as the Funds’ sub-adviser providing day-to- day management of the Funds’ investments. DLB is a wholly-owned subsidiary of DLB Acquisition Corporation, which is a controlled subsidiary of MassMutual. MassMutual pays DLB a monthly fee equal to an annual rate of 0.13% of the average daily net asset value of the Equity Fund and the Equity Segment of the Blend Fund, 0.05% of the average daily net asset value of the Money Market Fund, 0.10% of the average daily net asset value of the Managed Bond Fund and 0.09% of the average daily net asset value of the Money Market and Bond Segments of the Blend Fund.

MassMutual has agreed, at least through April 30, 2002, to bear the expenses of each Fund to the extent that the aggregate expenses (excluding each Fund’s management fee, interest, taxes, brokerage commissions and extraordinary expenses) incurred during the Fund’s fiscal year exceed 0.11% of the average daily net asset value of each Fund for such year.

Other	Certain officers and trustees of the Funds are also officers of MassMutual. The compensation of unaffiliated directors of the Funds is borne by the Funds.

Deferred Compensation
Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with the terms of the Non-Qualified Deferred Compensation Plan. Any amounts deferred shall accrue interest at a rate equal to eight percent (8%) per annum. For the period ended June 30, 2001, no significant amounts have been deferred.

4.  Purchases and
Sales of
Investments
Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2001, were as follows:

	Long-Term U.S. Government Securities	Other Long-Term Securities

Purchases

Managed Bond Fund	$ 45,075,048	$ 27,601,522
Blend Fund	46,641,569	598,909,262
Equity Fund	-	898,003,751
Sales

Managed Bond Fund	$ 67,055,903	$ 23,758,342
Blend Fund	28,491,636	627,078,028
Equity Fund	-	1,019,624,536

5.  Capital Share
Transactions
The Funds are authorized to issue an unlimited number of shares, with no par value. The change in shares outstanding for each Fund are as follows:

	For the Six Months Ended June 30, 2001
	MML Money Market Fund	MML Managed Bond Fund	MML Blend Fund	MML Equity Fund
Shares

Reinvestment of dividends	4,908,516	466,893	19,623,048	-
Sales of shares	77,714,563	3,239,551	1,629,953	1,598,295
Redemptions of shares	(74,499,674)	(3,157,355)	(9,750,550)	(4,587,151)

Net increase (decrease)	8,123,405	549,089	11,502,451	(2,988,856)

Amount

Reinvestment of dividends	$ 4,902,130	$ 5,721,421	$ 287,184,084	$ -
Sales of shares	77,595,273	40,087,198	27,897,040	52,657,965
Redemptions of shares	(74,386,966)	(39,237,847)	(167,006,159)	(149,956,540)

Net increase (decrease)	$ 8,110,437	$ 6,570,772	$ 148,074,965	$ (97,298,575)

Notes to Financial Statements (Continued)

	For the Year Ended December 31, 2000
	MML Money Market Fund	MML Managed Bond Fund	MML Blend Fund	MML Equity Fund
Shares

Reinvestment of dividends	10,851,817	1,381,428	19,441,948	7,937,306
Sales of shares	181,030,266	4,262,518	4,907,304	4,019,338
Redemptions of shares	(210,443,499)	(7,234,441)	(42,412,884)	(23,557,696)

Net decrease	(18,561,416)	(1,590,495)	(18,063,632)	(11,601,052)

Amount

Reinvestment of dividends	$ 10,851,817	$ 16,260,230	$ 403,236,946	$ 278,507,688
Sales of shares	181,030,266	50,655,531	113,982,882	143,468,383
Redemptions of shares	(210,443,499)	(85,197,396)	(980,024,921)	(831,958,202)

Net decrease	$ (18,561,416)	$ (18,281,635)	$ (462,805,093)	$ (409,982,131)

6. Foreign Securities
The Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities issued by U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

7. Federal Income
Tax Information
At June 30, 2001, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation
Managed Bond Fund	$ 237,865,646	$ 4,246,779	$ (3,216,933)	$ 1,029,846
Blend Fund	1,580,367,530	174,682,422	(115,427,495)	59,254,927
Equity Fund	1,874,982,707	292,482,835	(164,561,616)	127,921,219

Note: The aggregate cost for investments for the Money Market Fund as of June 30, 2001, is the same for financial reporting and Federal income tax purposes.

At December 31, 2000, the following Funds had available, for Federal income tax purposes, unused capital losses:

	Amount	Expiration Date
Money Market Fund	$ 201	December 31, 2001
Money Market Fund	5,364	December 31, 2002
Money Market Fund	841	December 31, 2003
Money Market Fund	4,291	December 31, 2005
Money Market Fund	96	December 31, 2006
Money Market Fund	2,451	December 31, 2007
Money Market Fund	7,304	December 31, 2008
Managed Bond Fund	1,987,536	December 31, 2007
Managed Bond Fund	1,878,211	December 31, 2008
Notes to Financial Statements (Continued)

The following Fund has elected to defer to January 1, 2001 post-October losses:

Amount
Blend Fund	$ 4,661,233

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following capital gain dividends for the year ended December 31, 2000:

Capital Gains Dividend
Blend Fund	$257,022,937
Equity Fund	175,054,095